UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders
[logo - American Funds®]

The right choice for the long term®

The Tax-Exempt
Bond Fund of America

How we manage risk
in a changing environment

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Annual report for the year ended August 31, 2009

The Tax-Exempt Bond Fund of America® seeks a high level of federally tax-exempt current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2009 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	8.21%	2.99%	4.58%

The total annual fund operating expense ratio was 0.56% for Class A shares as of August 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 24 for details.

The fund’s 30-day yield for Class A shares as of September 30, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 3.29%. (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 5.06%.) The fund’s distribution rate for Class A shares as of that date was 3.87%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 27.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. Income may be subject to state or local taxes. Also, distributions from gains on the sale of certain bonds purchased at less than par value and capital gain distributions, if any, are taxable. See the fund’s most recent statement of additional information for details. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

In this report

Special feature

4	How we manage risk in a changing environment

The global financial crisis has severely impacted virtually every corner of the U.S. economy — and state and local governments are no exception. We look at the impact of these fiscal challenges on the municipal bond market and explain our process for identifying investment opportunities while being mindful of risk.

Contents

1	Letter to shareholders

3	The value of a long-term perspective

10	Summary investment portfolio

15	Financial statements

31	Board of directors and other officers

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Fellow shareholders:

Fiscal 2009 consisted of two dramatically contrasting periods. In the closing months of 2008, tax-exempt bonds sold off sharply as the global financial crisis deepened and the municipal market continued to feel the effects of fundamental change. However, in 2009 municipal bond prices experienced a sharp rebound, spurred by aggressive federal government action and renewed investor optimism.

In this turbulent environment, The Tax-Exempt Bond Fund of America recorded a total return of 2.7% for the 12 months ended August 31, 2009. A key component of this return was a steady stream of monthly dividends totaling 50 cents per share for the fiscal year. For shareholders who reinvested their dividends, this amounts to a tax-exempt income return of 4.22%, equivalent to a taxable income return of 6.49% for those in the top federal tax bracket of 35%. Shareholders who elected to take their dividends in cash earned an income return of 4.13%, equivalent to a taxable income return of 6.35%.

The fund’s total return also reflects a 21 cent decline in share price to $11.82. The total return exceeded the 2.4% gain of the fund’s peer group measure, the Lipper General Municipal Debt Funds Average. However, the fund’s results fell short of the 5.7% return of the unmanaged Barclays Capital Municipal Bond Index, which has no expenses and measures only investment-grade municipal bonds.

The municipal market and the economy

When the fiscal year began on September 1, 2008, the recession was accelerating and the global financial system was under severe strain. In the midst of this crisis, investors were adjusting to fundamental changes in the municipal market that had begun the previous year. First, struggling financial institutions and municipal bond dealers ceased to support regular auctions for auction rate securities, which had accounted for a substantial portion of the municipal money market.

Second, bond insurance companies saw their role as a stabilizing force in the market diminish substantially. These insurers provided liquidity by guaranteeing timely interest and principal payments. When the insurers faced trouble related to their guarantees on taxable mortgage securities, investors became skeptical about insurers’ reliability for municipal debt. Bonds increasingly traded on the credit quality of the underlying issuer, and fewer issuers sought to insure their debt.

What’s more, by the end of September a number of the world’s largest financial institutions had either failed, merged with competitors or were rescued by government intervention. With fewer investment banks participating in the municipal market, buying and selling bonds became much more difficult.

At the same time, with the recession deepening, shaken investors sought to limit risk by taking refuge in U.S. Treasuries and money market instruments. Most other assets, including municipal bonds, suffered sharp declines. In an effort to combat the deepening recession, the federal government took a number of aggressive steps, including implementing consumer stimulus packages. In an effort to loosen credit markets, the Federal Reserve instituted new lending programs and in December reduced the federal funds rate to a historic low of 0%–0.25%.

[Begin Sidebar]
Results at a glance

For periods ended August 31, 2009 (with all distributions reinvested)

	Total return	Average annual total returns
	1 year	5 years	10 years

The Tax-Exempt Bond Fund of America (Class A shares)	2.65%	3.03%	4.54%

Lipper General Municipal Debt Funds Average*	2.38	2.62	4.08

Barclays Capital Municipal Bond Index†	5.67	4.15	5.40

*The average’s results do not reflect the effect of sales charges.
†The index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
[End Sidebar]

Shortly afterward, a dramatic shift occurred. Investors, sensing that the worst might be over, returned to the municipal market. By the beginning of 2009, a rally ensued that continued through the end of the fiscal year. This turnaround began with high-quality, short-term municipal bonds. By the end of the period, as investors became more comfortable with risk, prices rose across the credit spectrum. The rally also included bonds from a wide array of sectors.

How the fund responded

Throughout the year, The Tax-Exempt Bond Fund of America maintained a heavy concentration of bonds within the two highest credit-quality ratings. At the end of the period, more than 52% of the fund’s assets were rated AA or AAA. While we could not completely avoid the effects of the widespread decline in the early months of the period, this conservative approach helped the fund’s results.

As always, the fund’s counselors are permitted to invest in a broad array of tax-exempt securities across the maturity and credit-quality spectrums. In our efforts to preserve shareholder capital in a turbulent environment, we have taken steps to limit the amount the fund can invest in bonds rated below investment-grade to 10% of assets. However, the fund’s exposure to these higher yielding bonds contributed to strong relative results in the second half of the fiscal year.

We continue to rely on rigorous fundamental research to identify yield opportunities. During the period we selectively added revenue bonds backing water, sewer and electric utilities, as well as issues supporting colleges and universities. In the past, many of these bonds had been issued with insurance. With insurance playing a reduced role in the market, and with our ability to assess the underlying credit quality of these issuers, we believe we can add value for shareholders by investing in these issues at levels appropriate for the underlying risk.

Looking forward

The municipal bond market has seen a strong rebound and liquidity has improved substantially since the depths of the financial crisis last fall. However, significant challenges remain. With fewer dealers in the market, liquidity concerns could resurface. In addition, state and local governments continue to confront revenue shortfalls and mismatched budgets. (For a detailed look at municipal budgets and their effect on the tax-exempt bond market, we encourage you to read our feature article, “How We Manage Risk in a Changing Environment,” on page 4.)

Our portfolio counselors and investment analysts continue to closely watch developments in the national economy and work hard to try to anticipate their effects on the municipal market. As always, they continue to do what they do best: conduct thorough research of both securities and issuers to identify what we believe are the best opportunities for our shareholders.

Finally, we take this opportunity to welcome the many new shareholders who invested with the fund and thank those investors who remained with us during a trying year. In a very challenging 12 months, the fund’s net assets grew by 12% and the number of shareholder accounts rose by 24%. We appreciate the confidence you have placed in us and take our role as stewards of your capital very seriously.

We look forward to reporting to you again in six months.

Sincerely,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Neil L. Langberg
Neil L. Langberg
President

October 13, 2009

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
Tax-exempt yields vs. taxable yields

Find your estimated 2009 taxable income below to determine your federal tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 4.05%† tax-exempt distribution rate as of August 31, 2009. For example, investors in the highest federal tax bracket (35%) would need a taxable distribution rate of 6.23% to match the fund’s distribution rate.

If your taxable income is ...						…then your federal tax rate is …	The fund’s tax-exempt distribution rate of 4.05% is equivalent to a taxable rate of …
Single			Joint

$ 0	–	8,350	$ 0	–	16,700	10.0%	4.50%
8,351	–	33,950	16,701	–	67,900	15.0	4.76
33,951	–	82,250	67,901	–	137,050	25.0	5.40
82,251	–	171,550	137,051	–	208,850	28.0	5.63
171,551	–	372,950	208,851	–	372,950	33.0	6.04
Over 372,950			Over 372,950			35.0	6.23

*Based on 2009 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
†The distribution rate is based on actual dividends paid over the last 12 months. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.
[End Sidebar]

The value of a long-term perspective

How a $10,000 investment has grown

Fund results shown, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2

Here’s how a $10,000 investment in The Tax-Exempt Bond Fund of America grew between October 3, 1979, when the fund began operations, and August 31, 2009, the end of the fund’s latest fiscal year. As you can see, the $10,000 investment would have grown to $71,732 with the 3.75% maximum sales charge included and all distributions reinvested, an average annual total return of 6.81%.

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	Barclays Capital Muni Bond Index	The fund at net asset value (without any sales charge)	The fund at maximum offering price	Lipper General Muni Debt Funds Average	CPI

10/3/79	$10,000	$10,000	$9,625	$10,000	$10,000
19808	9,543	9,815	9,447	8,855	11,166
1981	8,017	8,933	8,598	7,742	12,373
1982	10,544	11,230	10,809	9,882	13,097
1983	12,179	13,066	12,576	11,766	13,432
1984	13,234	14,028	13,502	12,698	14,008
1985	15,435	16,332	15,719	14,967	14,477
1986	18,999	20,298	19,536	18,510	14,705
1987	19,879	20,511	19,741	18,926	15,335
1988	21,246	21,888	21,067	20,291	15,952
1989	23,580	24,130	23,224	22,634	16,702
1990	25,093	25,302	24,353	23,741	17,641
1991	28,052	28,265	27,204	26,614	18,311
1992	31,184	31,307	30,132	29,641	18,887
1993	34,989	35,189	33,869	33,325	19,410
1994	35,038	35,114	33,796	33,025	19,973
1995	38,144	38,170	36,737	35,514	20,496
1996	40,142	40,274	38,763	37,331	21,086
1997	43,853	44,055	42,402	40,771	21,555
1998	47,646	47,695	45,905	44,264	21,903
1999	47,884	47,801	46,007	43,759	22,399
2000	51,128	50,320	48,432	46,088	23,164
2001	56,339	55,462	53,381	50,821	23,794
2002	59,856	58,410	56,218	53,127	24,223
2003	61,734	59,902	57,654	54,508	24,745
2004	66,121	64,195	61,786	58,424	25,402
2005	69,633	67,323	64,797	61,880	26,327
2006	71,743	69,467	66,860	63,836	27,332
2007	73,392	70,577	67,928	64,592	27,871
2008	76,682	72,605	69,881	65,843	29,368
2009	81,0313	74,5294	71,7325	67,6236	28,9327

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2The maximum initial sales charge was 4.75% prior to January 10, 2000.
3The index, which started on January 1, 1980, is unmanaged and includes reinvested distributions, but does not reflect the effect of sales charges, commissions or expenses.
4Includes reinvested dividends of $58,744 and reinvested capital gain distributions of $2,462.
5Includes reinvested dividends of $56,539 and reinvested capital gain distributions of $2,370.

6Results of the Lipper General Municipal Debt Funds Average reflect fund expenses but do not reflect any applicable front-end sales charges. If any applicable front-end sales charges were included, results of the average would be lower. Results include reinvestment of dividends and capital gain distributions.

7Consumer Price Index (inflation). Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
8For the period October 3, 1979 (when the fund began operations), through August 31, 1980.

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Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2009)*

	1 year	5 years	10 years	Lifetime (since October 3, 1979)

Class A shares	–1.21%	2.24%	4.14%	6.81%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 24 for details.

How we manage risk in a changing environment

The global financial crisis has severely impacted virtually every corner of the U.S. economy, and state and local governments are no exception. Declining home values, diminishing personal consumption and rising unemployment have led to a sizeable reduction in tax revenues. Most governments face difficult choices.

For example, the state of California has been seen as the poster child for state fiscal trouble.

When California’s fiscal year began on July 1, 2009, Gov. Arnold Schwarzenegger and state lawmakers were deadlocked in a fight over a $26 billion deficit in the state’s budget. As the battle wore on, the state began issuing registered warrants (often called IOUs in news reports) to pay some of its bills. By the time a budget deal was reached at the end of the month, credit rating agencies had slashed the state’s debt ratings, which were already lower than any other.

Fierce budget battles are nothing new for California. But this year, it is not alone. The global recession has forced lawmakers in virtually every U.S. state to confront historic budget challenges as tax revenues decline. According to the Center on Budget and Policy Priorities, 48 states have either addressed, or must still confront, budget shortfalls totaling $168 billion for the current fiscal year. As a result, at least 39 states have reduced spending for fiscal 2010 on services such as education, health care and programs for the elderly. In addition, at least 24 states have increased taxes this year, according to the Center on Budget and Policy Priorities.

Against this backdrop of fiscal uncertainty, shareholders may be concerned about the risk of rising municipal bond credit problems. In this year’s feature article, we take a look at the impact of these budgetary strains on the muni market and how The Tax-Exempt Bond Fund of America’s portfolio counselors and analysts work to identify investment opportunities while carefully monitoring risk.

States under strain

What is the likelihood that a state might default on its general obligation bonds?

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“We must consider the possibility that a state could default on its bonds, but that possibility is very low for a number of reasons.”

Neil Langberg, portfolio counselor
[End Pull Quote]

“Given the historic scope of the financial crisis, we must consider the possibility that a state could default on its bonds, but that possibility is very low for a number of reasons,” says Neil Langberg, a portfolio counselor with The Tax-Exempt Bond Fund of America.

The municipal bond universe can be divided into two general categories. Revenue bonds are issued to finance a particular project, such as a sewer system, hospital, toll road or airports, and are supported by the revenue generated from that project. General obligation bonds are backed by the taxing authority of the government that issues them. A state government facing a revenue shortfall, in other words, can raise taxes or fees to meet its commitments to bondholders. It also can make spending cuts.

California, the largest issuer of municipal debt, offers an additional safeguard for investors. “The state constitution specifies that payments on its general obligation bonds rank second in priority only to public school spending,” says Karl Zeile, a portfolio counselor. “So the odds that the state will default on its debt are very long. Bear in mind, however, that a budget crisis can lead to significant pricing volatility in the short term.”

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Weighing options

More broadly speaking, most governments would consider stringent measures to avoid defaulting on their bonds. That’s because the consequences of default would be extreme. Any state that failed to honor its commitments to bondholders could be denied access to debt markets for an extended period — or they could be forced to pay substantially higher yields to get their debt financed. Federal bankruptcy law also provides strong disincentives for states to consider bankruptcy.

In fact, no state has ever declared bankruptcy — and historically, general obligation bond defaults have been rare in the municipal market. However, states are not the only issuers of general obligation bonds. County, city and local governments issue general obligation debt, and many of these are facing their own budgetary difficulties. A few have declared bankruptcy. If finances continue to deteriorate, more bankruptcies are possible, as are rising defaults.

Even in the case of defaults or municipal bankruptcy, it is not a certainty that investors will lose out on principal or interest payments. In 1994, for example, Orange County, California, filed what was then the largest municipal bankruptcy in U.S. history. The county delayed payments to bondholders by a year, ultimately paying back investors principal and interest. In 1975, New York City teetered on the brink of bankruptcy when then-President Gerald Ford refused to provide federal bailout money. Again, the city’s bondholders were paid.

While default and bankruptcy are unlikely, pricing volatility is still a concern. News of a state budget crisis can dramatically affect the value of its outstanding bonds. Investors also have to contend with other risks associated with investing in municipal bonds. Provisions that allow an issuer to call away a bond from an investor can significantly impact the bond’s value, as can credit rating downgrades and changes in interest rates.

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How creditworthy is your state?

One important consideration for any municipal bond investor is the reliability of the issuer. Credit rating agencies assign letter-grade ratings that are intended to measure the likelihood that an issuer will make timely principal and interest payments. These ratings, which are periodically reviewed and subject to change, range from AAA (the strongest creditworthiness) to D (in default). The ratings are one of a number of factors our investment professionals consider when evaluating an issuer. The table at right shows the state ratings for the three main agencies that cover municipal bonds: Moody’s Investors Service; Standard & Poor’s (S&P); and Fitch Ratings. These ratings apply to the general obligation bonds issued by each state. The rating of a specific bond issue or municipal issuer within the state may differ from the state ranking.

	$ billions outstanding debt*	Moody’s	S&P	Fitch

Alabama	$ 32.42	Aa2	AA	AA
Alaska	12.02	Aa2	AA+	AA
Arizona	55.94	Aa3	AA	NR
Arkansas	13.25	Aa2	AA	NR
California	496.57	Baa1	A	BBB
Colorado	57.94	AA	AA	NR
Connecticut	42.85	Aa3	AA	AA
District of Columbia	26.70	A1	A+	A+
Delaware	7.96	Aaa	AAA	AAA
Florida	167.80	Aa1	AAA	AA+
Georgia	72.09	Aaa	AAA	AAA
Hawaii	13.49	Aa2	AA	AA
Idaho	7.02	Aa2	AA	AA–
Illinois	144.07	A1	AA–	A
Indiana	53.83	Aa1	AAA	AA
Iowa	20.02	Aa1	AAA	AA+
Kansas	21.82	Aa1	AA+	AA–
Kentucky	34.91	Aa2	AA–	AA–
Louisiana	33.09	A1	A+	A+
Maine	10.04	Aa3	AA	AA
Maryland	44.15	Aaa	AAA	AAA
Massachusetts	91.72	Aa2	AA	AA
Michigan	81.65	Aa3	AA–	A+
Minnesota	50.01	Aa1	AAA	AAA
Mississippi	18.63	Aa3	AA	AA
Missouri	46.10	Aaa	AAA	AAA
Montana	6.05	Aa2	AA	AA
Nebraska	17.68	NR	AA+	NR
Nevada	30.68	Aa2	AA+	AA+
New Hampshire	13.93	Aa2	AA	AA
New Jersey	115.02	Aa3	AA	AA–
New Mexico	16.00	Aa1	AA+	NR
New York	325.64	Aa3	AA	AA–
North Carolina	57.69	Aaa	AAA	AAA
North Dakota	4.05	Aa2	AA+	NR
Ohio	91.67	Aa2	AA+	AA
Oklahoma	19.47	Aa3	AA+	AA
Oregon	35.12	Aa2	AA	AA
Pennsylvania	134.15	Aa2	AA	AA
Puerto Rico	78.71	Baa3	BBB–	NR
Rhode Island	14.18	Aa3	AA	AA–
South Carolina	37.70	Aaa	AA+	AAA
South Dakota	5.09	NR	AA	AA–
Tennessee	44.76	Aa1	AA+	AA+
Texas	284.60	Aa1	AA+	AA+
Utah	22.61	Aaa	AAA	AAA
Vermont	5.86	Aaa	AA+	AA+
Virginia	60.44	Aaa	AAA	AAA
Washington	73.71	Aa1	AA+	AA
West Virginia	11.01	Aa3	AA	AA–
Wisconsin	43.96	Aa3	AA	AA–
Wyoming	3.94	NR	AA+	NR

Sources: Bloomberg Finance L.P., The Bond Buyer

*The total amount of all outstanding bonds in the corresponding state that are not advance refunded. The data is as of October 5, 2009.

Credit ratings are as of September 25, 2009.
[End Sidebar]

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[Begin Sidebar]
Building a diverse portfolio

The U.S. municipal bond market is a vast universe. At the end of June 2009, the market comprised more than $2.7 trillion in debt obligations issued by tens of thousands of entities, including state, county and local governments, special districts and even private corporations. There are two broad categories of bonds — general obligation bonds and revenue bonds.

General obligation, or G.O., bonds are backed by the full faith and credit of the state or local government that issues them. Generally, they are supported by the taxing authority of the issuer. The relative safety of these bonds is dependent in part on the financial strength of the issuer and local economic conditions.

Revenue bonds usually are issued to finance specific projects, such as hospitals, housing, roads and airports, and are backed by the income generated by the underlying project. Revenue bonds are often viewed as having a higher level of risk than G.O. bonds and frequently offer higher yields.

The Tax-Exempt Bond Fund of America’s portfolio includes more than 2,000 individual bonds that include G.O.s as well as revenue bonds supporting a wide variety of projects. These holdings are diversified across the credit spectrum as well as geographical regions and economic sectors. This emphasis on diversification has helped the fund deliver consistent results over long time frames. Here is a breakdown of the fund’s holdings by sector as of August 31, 2009:

General obligation bonds	10.3%
Revenue bonds	83.2%
Hospital facilities	14.1
Electric utility	9.8
Pre-refunded	6.2
Colleges and universities	6.1
Assisted care	4.6
Water and sewer	4.1
State appropriation	4.1
Special obligation	4.0
Tax assessment	3.1
Toll roads	2.7
Other	24.4
Cash & equivalents	6.5%
[End Sidebar]

The importance of diversification

To help reduce the impact of a credit problem, The Tax-Exempt Bond Fund of America’s counselors have constructed a broadly diversified portfolio of bonds. The fund’s investments include more than 2,000 bonds issued by entities in 49 states and U.S. territories. These holdings include general obligation bonds as well as revenue bonds. Investing in both revenue bonds and general obligation bonds issued by a wide variety of states and municipalities limits the impact of a default by any particular issuer.

The fund’s guidelines also permit a broad array of investments across the maturity and credit-quality spectrums. While much of the fund’s investments are high quality, as much as 10% of assets can be invested in bonds rated below investment-grade. Lower quality bonds offer higher yield, but they also are more sensitive to market risks. “We have the flexibility to invest in a careful mix of higher and lower rated bonds,” notes portfolio counselor Brenda Ellerin. “This enables us to add yield for shareholders when we identify opportunities that we believe offer reasonable risk.”

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[Begin Pull Quote]
“We have the flexibility to invest in a careful mix of higher and lower rated bonds. This enables us to add yield for shareholders when we identify opportunities that we believe offer reasonable risks.”

Brenda Ellerin, portfolio counselor
[End Pull Quote]

A research-driven approach

Every investment decision made by the portfolio counselors of The Tax-Exempt Bond Fund of America starts with rigorous fundamental research. The $2.7 trillion municipal bond market has grown increasingly complex over the 30 years since the fund’s inception. The market encompasses tens of thousands of issuers who offer securities that include a wide array of financing structures.

The fund’s three portfolio counselors, with an average of 23 years experience, work closely with a team of investment analysts and economists who carefully study such issues as changing interest rates, legislative initiatives and the political climate. The analysts scrutinize the credit features of each bond issue and monitor the financial health of each issuer.

The portfolio counselors each take responsibility for managing a portion of the fund’s assets. Under this multiple portfolio counselor system, each counselor can bring his own background and investment style to managing the fund. The fund’s analysts are responsible for a fourth portion of the fund. “The multiple portfolio counselor system is a unique blend of individual initiative and teamwork,” says Neil. “We all share information and insight, but are free to make individual investment decisions based on our strongest convictions.”

The financial crisis of 2008 resulted in fundamental transformation in the municipal bond market. One key change that reinforced the vital importance of research was the diminishing role of bond insurance. Bond insurers had served as a stabilizing force by guaranteeing the principal and interest payments of a significant portion of the market. As the financial crisis deepened, the insurers suffered credit-rating downgrades of their own, which raised concerns about the value of their guarantees.

Many investors had not assessed the credit quality of the underlying bonds, and when the insurers ran into problems, investors sold off many of these issues. For the portfolio counselors of The Tax-Exempt Bond Fund of America, who have always looked beyond the ratings and conducted careful research on each bond, this created opportunity.

“Through our research, we are finding meaningful differences across sectors and credits. We are diligently working to understand the risks that a particular bond presents, so when an opportunity arises we can invest in that bond at an appropriate price level,” says Karl.

Risk and reward

The municipal bond market has seen dramatic changes in the past year, and investors have been forced to re-evaluate risk. It is important to remember that risk and uncertainty are a natural part of investing. Careful evaluation of risk can lead to long-term investment opportunities for patient investors.

It is uncertain when states and municipalities will be able to resolve all of their budgetary challenges. While market conditions change, The Tax-Exempt Bond Fund of America’s long-term investment approach, based on rigorous research and careful risk management, remains constant. ■

Summary investment portfolio, August 31, 2009

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Quality ratings*

Aaa/AAA	22.7%
Aa/AA	29.6
A/A	22.4
Baa/BBB	12.4
Below investment -grade	6.4
Short-term securities & other assets less liabilities	6.5

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analyst. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 93.47%	(000)	(000)	assets

Arizona - 3.13%
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds, Series 2008-A, 5.00% 2038	$33,000	$34,041	.39%
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	21,000	23,366	.26
Other securities		219,755	2.48
		277,162	3.13

California - 6.81%
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2009-F-1, 5.00% 2034	20,000	20,381	.23
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, FSA insured, 5.00% 2037	35,000	35,475	.40
Other securities		548,269	6.18
		604,125	6.81

Colorado - 2.10%
Other securities		186,522	2.10

District of Columbia - 1.76%
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	24,000	25,165	.29
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 5.50% 2039	23,700	25,142	.28
Other securities		105,323	1.19
		155,630	1.76

Florida - 8.30%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	23,000	24,218	.27
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	27,000	28,490	.32
Other securities		683,054	7.71
		735,762	8.30

Georgia - 3.29%
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project):
Series 2008-C, 5.70% 2043	37,000	36,347
Series 2008-E, 7.00% 2023	19,670	22,568	.66
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2021	15,625	17,664	.20
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019	33,500	38,852	.44
Other securities		175,991	1.99
		291,422	3.29

Illinois - 7.89%
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-C, XLCA insured, 3.50% 2027 (put 2011) (1)	20,395	20,493	.23
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. - Obligated Group), Series 2007-A, FSA insured, 5.00% 2028	18,845	19,045	.22
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	21,710	23,126	.26
Other securities		636,575	7.18
		699,239	7.89

Indiana - 2.54%
Other securities		225,528	2.54

Louisiana - 2.27%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	22,000	21,111	.24
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	30,000	27,083	.31
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	21,700	19,842	.22
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	30,920	31,144	.35
Other securities		102,313	1.15
		201,493	2.27

Massachusetts - 1.65%
G.O. Ref. Bonds, Series 2004-A, 5.25% 2021	15,000	17,740	.20
Other securities		128,074	1.45
		145,814	1.65

Michigan - 2.41%
Other securities		213,637	2.41

Nevada - 2.20%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2022	20,000	20,950	.24
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC-National insured, 5.00% 2036	20,000	19,283	.22
Other securities		154,453	1.74
		194,686	2.20

New Jersey - 3.33%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	48,750	39,457	.45
Transportation Trust Fund Auth., Transportation System Bonds:
Current Interest Bonds, Series 2006-A:
5.25% 2022	20,000	21,826
5.25% 2019-2021	34,000	37,733
Current Interest Bonds, Series A, 0% 2039	18,000	2,801
Series 2005-B, AMBAC insured, 5.25% 2023	8,000	8,715
Series 2005-D, 5.00% 2020	4,000	4,220
Series 2008-A, 6.00% 2038	5,000	5,453
Transit Corp., Certs. of Part.:
Series 2000-B, AMBAC insured, 5.50% 2010	5,170	5,375
Series 2003-A, AMBAC insured, 5.25% 2013	5,500	5,999
Series 2005-A, FGIC-National insured, 5.00% 2016-2021	17,750	18,466	1.25
Other securities		144,699	1.63
		294,744	3.33

New York - 5.55%
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue), Series 2002-B, 5.25% 2023 (put 2012)	25,845	27,933	.31
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	22,000	19,702	.22
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026 (2)	20,300	22,027	.25
Other securities		422,474	4.77
		492,136	5.55

North Carolina - 1.61%
Other securities		143,157	1.61

Ohio - 2.65%
Ohio Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	17,200	17,834	.20
American Municipal Power - Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.00% 2038	20,000	20,041	.23
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	44,500	37,728	.42
Other securities		159,625	1.80
		235,228	2.65

Pennsylvania - 2.51%
Other securities		222,289	2.51

South Carolina - 2.64%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	20,613	.23
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2004, 5.00% 2017	16,355	17,465	.20
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	21,509	.24
Other securities		174,557	1.97
		234,144	2.64

Tennessee - 1.52%
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	20,000	19,554	.22
Other securities		115,384	1.30
		134,938	1.52

Texas - 14.47%
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	20,825	.23
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2028	1,500	1,602
Public Fin. Auth.:
G.O. Ref. Bonds, Series 2001-A, 5.375% 2016	2,540	2,747
G.O. Bonds, Series 2007, 5.00% 2023-2024	3,050	3,320
Transportation Commission:
G.O. Bonds, Series 2005-A, 5.00% 2013-2015	5,750	6,488
G.O. Mobility Fund Bonds:
Series 2006-A, 5.00% 2021-2022	5,500	6,071
Series 2008, 4.75%-5.00% 2017-2037	34,795	37,353	.65
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds, Series 2005, FSA insured, 5.00% 2032	20,000	20,529	.23
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2022	19,000	17,673	.20
North Texas Tollway Auth. System, Rev. Ref. Bonds:
Series 2008-F:
5.75% 2038	22,500	22,219
5.75% 2033	11,000	10,915
Current Interest Bonds, Series 2008-A, 5.50%-6.00% 2018-2033	40,515	42,391
Insured Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2028	10,000	3,377
Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,258
North Texas Tollway Auth. System, Rev. Bonds, Series 2009-A, 6.00%-6.10% 2028	13,000	13,688	1.07
City of San Antonio:
Electric and Gas Systems Rev. Ref. Bonds:
New Series 2009-A, 5.00% 2030	18,080	18,739
Forward Delivery, New Series 2003, 5.25% 2011	5,000	5,305
New Series 2002, 5.375% 2015	9,000	10,328
New Series 2009-D, 5.00% 2021	4,000	4,438
New Series 2005, 5.00%-5.375% 2016-2017	13,360	14,642
Electric and Gas Systems Rev. and Ref. Bonds:
New Series 2007, 5.00% 2017-2025	32,445	35,777
Electric and Gas Systems Rev. Bonds:
New Series 2006-A, 5.00% 2015	4,000	4,519
New Series 2008, 5.00% 2023	10,000	10,840	1.18
Other securities		967,040	10.91
		1,283,084	14.47

Washington - 5.14%
Central Puget Sound Regional Transit Auth.:
Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC-National insured, 4.75% 2028	21,940	21,975
Sales Tax Bonds, Series 2007-A, 5.00% 2034	20,000	20,415	.48
Other securities		413,307	4.66
		455,697	5.14

Wisconsin - 1.63%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	17,180	18,846	.21
General Fund Annual Appropriation Bonds, Series 2009-A, 6.00% 2036	37,260	41,414	.47
Other securities		84,566	.95
		144,826	1.63

Other states & U.S. territories - 8.07%
State of Nebraska, Omaha Public Power Dist., Electric System Rev. Bonds, Series 2007-A, 5.00% 2043	20,000	20,135	.23
Other securities		694,351	7.84
		714,486	8.07

Total bonds & notes (cost: $8,402,375,000)		8,285,749	93.47

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.61%	(000)	(000)	assets

State of Idaho, Tax Anticipation Notes, Series 2009, 2.50% 6/30/2010	$40,000	$40,708	.46%
City of Rochester, Minnesota, Health Care Facs. Rev. Bonds (Mayo Foundation):
Series 2001-D, TECP, 0.35% 10/14/2009	2,000	2,000
Series 2002-C, 0.20% 2032 (1)	11,000	11,000
Series 2008-C, TECP, 0.25% 10/19/2009	10,000	10,000	.26
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2010-B, 2.50% 6/24/2010	50,000	50,818	.57
City of San Antonio, Texas, Water System Notes, Series A, TECP, 0.30% 9/3/2009	20,000	20,000	.23
State of Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 8/31/2010	50,000	51,046	.58
State of Wisconsin, Operating Notes of 2009, 2.50% 6/15/2010	25,000	25,397
Wisconsin G.O. Notes, TECP:
Series 2006-A, 0.30% 9/9/2009	2,724	2,724
Series 2005-A, 0.25%-0.30% 9/8-9/9/2009	10,200	10,200	.43
Other securities		361,943	4.08

Total short-term securities (cost: $585,754,000)		585,836	6.61

Total investment securities (cost: $8,988,129,000)		8,871,585	100.08
Other assets less liabilities		(6,707)	(.08)

Net assets		$8,864,878	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $31,400,000, which represented .35% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. One of these securities (with a value of $13,402,000, which represented .15% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(2) Step bond; coupon rate will increase at a later date.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities
at August 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $8,988,129)		$8,871,585
Cash		9,209
Receivables for:
Sales of investments	$10,374
Sales of fund's shares	27,703
Interest	106,299	144,376
		9,025,170
Liabilities:
Payables for:
Purchases of investments	131,518
Repurchases of fund's shares	15,114
Dividends on fund's shares	6,887
Investment advisory services	1,903
Services provided by affiliates	4,495
Directors' deferred compensation	157
Other	218	160,292
Net assets at August 31, 2009		$8,864,878

Net assets consist of:
Capital paid in on shares of capital stock		$9,074,529
Undistributed net investment income		5,835
Accumulated net realized loss		(98,942)
Net unrealized depreciation		(116,544)
Net assets at August 31, 2009		$8,864,878

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.001 par value (750,019 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$7,130,117	603,249	$11.82
Class B	107,279	9,076	11.82
Class C	398,459	33,712	11.82
Class F-1	975,682	82,548	11.82
Class F-2	253,341	21,434	11.82

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.28.

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2009	(dollars in thousands)

Investment income:
Income:
Interest		$387,837

Fees and expenses*:
Investment advisory services	$21,114
Distribution services	22,497
Transfer agent services	1,609
Administrative services	1,516
Reports to shareholders	251
Registration statement and prospectus	689
Directors' compensation	64
Auditing and legal	107
Custodian	39
Federal and state income taxes	178
Other state and local taxes	56
Other	158
Total fees and expenses before waiver	48,278
Less investment advisory services waiver	680
Total fees and expenses after waiver		47,598
Net investment income		340,239

Netrealized loss andunrealized
depreciation on investments:
Net realized loss on investments		(90,699)
Net unrealized depreciation on investments		(21,179)
Net realized loss and unrealized depreciation on investments		(111,878)
Net increase in net assets resulting from operations		$228,361

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended August 31
	2009	2008
Operations:
Net investment income	$340,239	$294,521
Net realized loss on investments	(90,699)	(1,628)
Net unrealized depreciation on investments	(21,179)	(100,489)
Net increase in net assets resulting from operations	228,361	192,404

Dividends paid or accrued to shareholders from net investment income	(338,314)	(292,776)

Net capital share transactions	1,087,343	1,475,592

Total increase in net assets	977,390	1,375,220

Net assets:
Beginning of year	7,887,488	6,512,268
End of year (including undistributed net investment income:
$5,835 and $5,209, respectively)	$8,864,878	$7,887,488

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization – The Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level or federally tax-exempt current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

The fund offers five share classes, some of which are only available to limited categories of investors. In addition, Class R-5 shares were only available through July 31, 2009.  The fund’s current share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B *	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
*Effective April 21, 2009, Class B shares of the fund are no longer available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The fund’s income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the U.S. or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended August 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2009, the fund reclassified $608,000 from undistributed net investment income to accumulated net realized loss and $691,000 from undistributed net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of August 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$6,827
Capital loss carryforwards*:
Expiring 2012	$(5,205)
Expiring 2015	(3,035)
Expiring 2016	(560)
Expiring 2017	(22,520)	(31,320)
Post-October capital loss deferrals (realized during the period November 1, 2008, through August 31, 2009)†		(66,989)
Gross unrealized appreciation on investment securities		283,461
Gross unrealized depreciation on investment securities		(394,477)
Net unrealized depreciation on investment securities		(111,016)
Cost of investment securities		8,982,601

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

	Year ended August 31
Share class	2009	2008
Class A	$276,467	$237,973
Class B	3,914	3,921
Class C	12,017	9,142
Class F-1	38,296	36,934
Class F-2(*)	3,115	9
Class R-5(†)	4,505	4,797
Total	$338,314	$292,776

(*)Class F-2 shares were offered beginning August 1, 2008.
(†)Class R-5 shares were only available through July 31, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.12% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the year ended August 31, 2009, total investment advisory services fees waived by CRMC were $680,000. As a result, the fee shown on the accompanying financial statements of $21,114,000, which was equivalent to an annualized rate of 0.269%, was reduced to $20,434,000, or 0.260% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2009, unreimbursed expenses subject to reimbursement totaled $9,078,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended August 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$15,847	$1,580	Not applicable	Not applicable
Class B	1,078	29	Not applicable	Not applicable
Class C	3,382	Included in administrative services	$242	$17
Class F-1	2,190		1,018	59
Class F-2	Not applicable		76	2
Class R-5*	Not applicable		98	4
Total	$22,497	$1,609	$1,434	$82
*Class R-5 shares were only available through July 31, 2009.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $64,000, shown on the accompanying financial statements, includes $87,000 in current fees (either paid in cash or deferred) and a net decrease of $23,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2009, all of the fund’s investment securities were classified as Level 2.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the year ended August 31, 2009 (dollars in thousands):

	Beginning	Net transfers	Ending
	value	out of	value
	at 9/1/2008	Level 3	at 8/31/2009
Investment securities	$ 15,031	$ (15,031)	$ -

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends		Repurchases(1)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2009
Class A	$2,263,341	200,080	$218,706	19,273	$(1,588,238)	(141,359)	$893,809	77,994
Class B	30,192	2,678	3,160	279	(37,827)	(3,334)	(4,475)	(377)
Class C	179,361	15,814	9,817	865	(101,420)	(9,008)	87,758	7,671
Class F-1	521,089	45,842	30,741	2,712	(570,734)	(50,849)	(18,904)	(2,295)
Class F-2	258,821	22,695	1,673	145	(18,951)	(1,662)	241,543	21,178
Class R-5(2)	63,702	5,680	1,928	171	(178,018)	(15,637)	(112,388)	(9,786)
Total net increase
(decrease)	$3,316,506	292,789	$266,025	23,445	$(2,495,188)	(221,849)	$1,087,343	94,385

Year ended August 31, 2008
Class A	$2,041,220	167,672	$183,387	15,140	$(1,083,920)	(89,092)	$1,140,687	93,720
Class B	18,356	1,510	3,006	248	(23,671)	(1,947)	(2,309)	(189)
Class C	124,060	10,199	7,405	612	(58,297)	(4,793)	73,168	6,018
Class F-1	577,506	47,417	28,689	2,367	(357,666)	(29,406)	248,529	20,378
Class F-2(3)	3,057	256	9	1	(6)	(1)	3,060	256
Class R-5	43,398	3,566	2,143	176	(33,084)	(2,711)	12,457	1,031
Total net increase
(decrease)	$2,807,597	230,620	$224,639	18,544	$(1,556,644)	(127,950)	$1,475,592	121,214

(1)Includes exchanges between share classes of the fund.
(2)Class R-5 shares were only available through July 31, 2009.
(3)Class F-2 shares were offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,231,322,000 and $1,333,459,000, respectively, during the year ended August 31, 2009.

8. Subsequent events

As of October 13, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

		Income from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers(4)		Ratio of net income to average net assets(4)
Class A:
Year ended 8/31/2009	$12.03	$.50	$(.21)	$.29	$(.50)	$11.82	2.65%	$7,130	.56%		.56%		4.39%
Year ended 8/31/2008	12.19	.51	(.16)	.35	(.51)	12.03	2.87	6,319	.56		.53		4.16
Year ended 8/31/2007	12.49	.50	(.30)	.20	(.50)	12.19	1.60	5,259	.57		.54		4.02
Year ended 8/31/2006	12.60	.50	(.11)	.39	(.50)	12.49	3.18	4,267	.59		.56		4.04
Year ended 8/31/2005	12.51	.51	.09	.60	(.51)	12.60	4.87	3,581	.60		.57		4.08
Class B:
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.88	107	1.32		1.31		3.65
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.10	114	1.31		1.28		3.42
Year ended 8/31/2007	12.49	.41	(.30)	.11	(.41)	12.19	.85	117	1.32		1.29		3.28
Year ended 8/31/2006	12.60	.41	(.11)	.30	(.41)	12.49	2.42	120	1.34		1.32		3.29
Year ended 8/31/2005	12.51	.41	.09	.50	(.41)	12.60	4.10	121	1.35		1.33		3.33
Class C:
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.83	399	1.36		1.36		3.58
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.05	313	1.36		1.33		3.36
Year ended 8/31/2007	12.49	.40	(.30)	.10	(.40)	12.19	.79	244	1.37		1.34		3.22
Year ended 8/31/2006	12.60	.40	(.11)	.29	(.40)	12.49	2.37	196	1.40		1.37		3.22
Year ended 8/31/2005	12.51	.40	.09	.49	(.40)	12.60	3.98	165	1.46		1.44		3.21
Class F-1:
Year ended 8/31/2009	12.03	.49	(.21)	.28	(.49)	11.82	2.56	976	.65		.64		4.31
Year ended 8/31/2008	12.19	.50	(.16)	.34	(.50)	12.03	2.79	1,020	.63		.61		4.07
Year ended 8/31/2007	12.49	.49	(.30)	.19	(.49)	12.19	1.52	785	.64		.61		3.93
Year ended 8/31/2006	12.60	.49	(.11)	.38	(.49)	12.49	3.11	425	.65		.62		3.96
Year ended 8/31/2005	12.51	.49	.09	.58	(.49)	12.60	4.74	227	.72		.69		3.95
Class F-2:
Year ended 8/31/2009	12.03	.51	(.21)	.30	(.51)	11.82	2.80	253	.39		.39		4.36
Period from 8/1/2008 to 8/31/2008	11.94	.04	.09	.13	(.04)	12.03	1.10	3	.04		.03		.34
Class R-5:
Period from 9/1/2008 through 7/31/2009(5)	12.03	.47	(.39)	.08	(.47)	11.64	.91	-	.39	(6)	.38	(6)	4.64	(6)
Year ended 8/31/2008	12.19	.53	(.16)	.37	(.53)	12.03	3.05	118	.38		.36		4.34
Year ended 8/31/2007	12.49	.52	(.30)	.22	(.52)	12.19	1.77	107	.40		.37		4.20
Year ended 8/31/2006	12.60	.52	(.11)	.41	(.52)	12.49	3.35	104	.42		.39		4.22
Year ended 8/31/2005	12.51	.53	.09	.62	(.53)	12.60	5.05	65	.42		.40		4.25

	Year ended August 31
	2009	2008	2007	2006	2005
Portfolio turnover rate for all classes of shares	18%	20%	8%	9%	9%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services.
(5)Class R-5 shares were only available through July 31, 2009.
(6)Annualized.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of The Tax-Exempt Bond Fund of America, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Bond Fund of America, Inc. (the "Fund") at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
October 13, 2009

Tax information
    unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2009:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2010, to determine the calendar year amounts to be included on their 2009 tax returns. Shareholders should consult their tax advisers.

Other share class results	unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2009 (the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class B shares1 — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	6.55%	2.66%	4.57%
Not reflecting CDSC	11.55	3.01	4.57

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	10.49	2.95	3.70
Not reflecting CDSC	11.49	2.95	3.70

Class F-1 shares2 — first sold 3/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	12.29	3.69	4.45

Class F-2 shares2 — first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	12.56	—	7.13

1These shares are no longer available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on page 24 for details.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009, through August 31, 2009).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2009	Ending account value 8/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,070.10	$2.92	.56%
Class A -- assumed 5% return	1,000.00	1,022.38	2.85	.56
Class B -- actual return	1,000.00	1,066.10	6.82	1.31
Class B -- assumed 5% return	1,000.00	1,018.60	6.67	1.31
Class C -- actual return	1,000.00	1,065.82	7.08	1.36
Class C -- assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class F-1 -- actual return	1,000.00	1,069.62	3.39	.65
Class F-1 -- assumed 5% return	1,000.00	1,021.93	3.31	.65
Class F-2 -- actual return	1,000.00	1,070.95	2.04	.39
Class F-2 -- assumed 5% return	1,000.00	1,023.24	1.99	.39
Class R-5 -- actual return †	1,000.00	1,051.01	1.63	.38
Class R-5 -- assumed 5% return †	1,000.00	1,023.29	1.94	.38

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†The period for the “annualized expense ratio” and “actual return” line is based on the number of days from March 1, 2009 (the beginning of the period), through July 31, 2009 (the last day shares were available), and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 184 days.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through May 31, 2010. The agreement was amended to add additional advisory fee breakpoints if and when the fund’s net assets exceed $10 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing high current income exempt from regular federal income tax, consistent with the preservation of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related meetings. In addition to the information reviewed by the board and the committee, this report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that although the fund’s net asset value per share had declined during the one-year period ended December 31, 2008, its long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Board of directors and other officers

“Independent” directors

	Year first elected
	a director
Name and age	of the fund1	Principal occupation(s) during past five years

Ambassador	1999	Corporate director and author; former U.S.
Richard G. Capen, Jr., 75		Ambassador to Spain; former Vice Chairman,
		Knight-Ridder, Inc. (communications company);
		former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 76	1979	Private investor; former President and CEO,
		The Mission Group (non-utility holding company,
		subsidiary of Southern California Edison Company)

James G. Ellis, 62	2006	Dean and Professor of Marketing, Marshall School
		of Business, University of Southern California

Martin Fenton, 74	1989	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and Non-Executive)		communities)

Leonard R. Fuller, 63	1994	President and CEO, Fuller Consulting
		(financial management consulting firm)

R. Clark Hooper, 63	2005	Private investor; former President, Dumbarton Group
		LLC (securities industry consulting); former Executive
		Vice President — Policy and Oversight, NASD

Richard G. Newman, 74	1991	Chairman of the Board, AECOM Technology
		Corporation (engineering, consulting and professional
		technical services)

Frank M. Sanchez, 66	1999	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Steadman Upham, Ph.D., 60	2007	President and Professor of Anthropology, The
		University of Tulsa; former President and Professor of
		Archaeology, Claremont Graduate University

“Independent” directors

Name and age	Number of portfolios in fund complex2 overseen by director	Other directorships3held by director

Ambassador	14	Carnival Corporation
Richard G. Capen, Jr., 75

H. Frederick Christie, 76	14	AECOM Technology Corporation;
		DineEquity, Inc.; Ducommun Incorporated;
		SouthWest Water Company

James G. Ellis, 62	13	Quiksilver, Inc.

Martin Fenton, 74	17	None
Chairman of the Board
(Independent and Non-Executive)

Leonard R. Fuller, 63	15	None

R. Clark Hooper, 63	17	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Richard G. Newman, 74	13	Sempra Energy; SouthWest Water Company

Frank M. Sanchez, 66	12	None

Steadman Upham, Ph.D., 60	14	None

“Interested” directors4

Name, age and position with fund	Year first elected a director or officer of the fund1	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund

Abner D. Goldstine, 79	1979	Senior Vice President — Fixed Income, Capital
Vice Chairman of the Board		Research and Management Company; Director,
		Capital Research and Management Company

Paul G. Haaga, Jr., 60	1986	Vice Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President —
		Fixed Income, Capital Research and Management
		Company

Neil L. Langberg, 56	1985	Senior Vice President — Fixed Income, Capital
President		Research and Management Company

“Interested” directors4

Name, age and position with fund	Number of portfolios in fund complex2 overseen by director	Other directorships3 held by director

Abner D. Goldstine, 79	11	None
Vice Chairman of the Board

Paul G. Haaga, Jr., 60	13	None
Vice Chairman of the Board

Neil L. Langberg, 56	1	None
President

The fund’s statement of additional information includes additional information about fund directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 32 for footnotes.

Other officers

Name, age and position with fund	Year first elected an officer of the fund1	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund

Brenda S. Ellerin, 46	1999	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company

Edward B. Nahmias, 57	2004	Senior Vice President — Fixed Income, Capital
Vice President		Research Company5

Kristine M. Nishiyama, 39	2003	Vice President and Senior Counsel — Fund
Vice President		Business Management Group, Capital Research and Management Company; Vice President and Counsel — Capital Bank and Trust Company5

Kimberly S. Verdick, 45	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

M. Susan Gupton, 36	2008	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 34	2006	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

Ari M. Vinocor, 34	2007	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1Directors and officers of the fund serve until their resignation, removal or retirement.

2Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.

4“Interested persons” within the meaning of the 1940 Act, as amended, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5Company affiliated with Capital Research and Management Company.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2009, portfolio of The Tax-Exempt Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•	A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•	Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•	Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•	Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•	Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
>	The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market fund
American Funds Money Market FundSM

•	American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

Lit No. MFGEAR-919-1009P

Litho in USA WG/CG/8068-S20681

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2008	$85,000
2009	$85,000

b) Audit-Related Fees:
2008	None
2009	None

c) Tax Fees:
2008	$7,000
2009	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2008	None
2009	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2008	None
2009	None

c) Tax Fees:
2008	None
2009	$14,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2008	None
2009	$3,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $7,000 for fiscal year 2008 and $24,000 for fiscal year 2009. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

The Tax-Exempt Bond Fund of America®
Investment portfolio

August 31, 2009

Bonds & notes — 93.47%	Principal amount (000)	Value (000)

ALABAMA — 0.20%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2000, 5.75% 2020	$2,000	$1,877
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.50% 2021	3,000	2,707
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2017	1,000	563
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2018	3,000	1,688
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2019	1,000	552
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	3,000	3,152
Public School and College Auth., Capital Improvement Pool Bonds, Series 2001-A, 5.625% 2015	5,255	5,565
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Bonds, Series 2008-A, 5.25% 2025	2,000	2,008
		18,112

ALASKA — 0.42%
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC-National insured, 6.00% 2012	2,895	3,089
Municipality of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac., Series 2005, FSA insured, 5.00% 2016	2,035	2,269
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds, Series 1996, National insured, 6.50% 2014	5,000	5,883
Housing Fin. Corp., Rev. Bonds, Series 1998-A-1, 5.30% 2017	3,000	3,027
Industrial Dev. and Export Auth., Rev. Bonds (Providence Health & Services), Series 2006-H, 5.00% 2025	2,935	2,995
Industrial Dev. and Export Auth., Rev. Bonds (Providence Health & Services), Series 2006-H, 5.00% 2026	3,070	3,130
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.80% 2012 (preref. 2010)	3,385	3,523
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022 (preref. 2010)	775	802
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	10,795	11,380
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, National insured, 4.00% 2011	1,000	1,033
		37,131

ARIZONA — 3.13%
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.125% 2027	660	491
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.20% 2032	1,000	706
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2020	1,795	1,879
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2021	1,000	1,044
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2022	2,185	2,259
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	3,728
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2024	2,910	2,883
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2025	2,610	2,557
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2026	1,630	1,583
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2031	3,500	3,197
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 4.75% 2010	1,100	1,086
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.10% 2022	5,360	4,033
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037	10,145	6,714
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 1.39% 2042 (put 2015)[1]	8,000	6,928
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 1.24% 2042 (put 2015)[1]	9,000	7,817
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2014	2,000	2,156
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2019	5,000	5,211
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2020	2,000	2,045
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2021	3,500	3,545
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.25% 2022	1,500	1,537
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2025	3,250	3,226
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.21% 2037[1]	22,200	12,499
Town of Marana, Tangerine Farms Road Improvement Dist. Improvement Bonds, 4.60% 2026	2,634	2,191
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project),
Series 1998-A, 5.00% 2016	750	753
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2009-C, 5.00% 2038 (put 2014)	1,500	1,551
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.25% 2026	3,500	3,731
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2027	5,035	5,243
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2028	4,000	4,147
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2038	10,000	10,063
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2033	4,000	4,057
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2038	6,000	6,038
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2024	1,000	1,106
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2024	4,895	5,381
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2039	5,000	5,156
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	1,000	633
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2026	4,075	3,592
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	4,000	3,364
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds, Series 2004-A, 5.00% 2016	5,975	6,577
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2024	3,000	3,262
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2025	3,000	3,248
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2028	8,500	9,047
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2038	33,000	34,041
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2009-A, 5.00% 2023	2,500	2,761
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2009-A, 5.00% 2033	5,000	5,212
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2009-A, 5.00% 2039	11,060	11,426
School Facs. Board, Certs. of Part., Series 2008, 5.125% 2021	13,000	14,079
School Facs. Board, Certs. of Part., Series 2008, 5.25% 2023	3,500	3,754
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	3,000	3,124
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2018	2,000	2,061
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	21,000	23,366
Transportation Board Highway Rev. Bonds, Series 2008-A, 5.00% 2032	5,000	5,240
Board of Regents, Rev. Bonds (University of Arizona), Series A, 5.00% 2026	1,000	1,072
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2005, 5.50% 2020	1,000	950
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	11,350	9,382
Water Infrastructure Fin. Auth., Water Quality Rev. Bonds, Series 2008-A, 5.00% 2023	4,000	4,430
		277,162

CALIFORNIA — 6.81%
Community Facs. Dist. No. 2005-01 of the City of Aliso Viejo, 2007 Special Tax Bonds
(Glenwood at Aliso Viejo), 6.00% 2038	2,000	1,527
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,000	7,233
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.85% 2015	1,375	1,331
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2037	2,745	1,615
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging),
Series 2008-A, 5.65% 2038	1,000	937
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	1,100	1,121
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Sharp HealthCare),
Series 2009-B, 6.00% 2024	1,000	1,017
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Sharp HealthCare),
Series 2009-B, 6.125% 2029	1,000	1,021
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	1,655	1,141
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,400	1,316
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.85% 2027	1,250	1,068
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	1,675	1,528
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.125% 2013	5,300	5,331
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,722
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	868
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	2,000	1,465
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2009, 6.625% 2024	1,680	1,702
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	1,750	1,788
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-F-1, 5.00% 2034	8,980	9,136
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2009-F-1, 5.00% 2034	20,000	20,381
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2009-F-1, 5.125% 2039	10,000	10,239
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 1998, 5.375% 2028	2,500	1,897
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	875	838
Castaic Lake Water Agcy., Rev. Ref. Certs. of Part. (1999 Ref. Project), Series 2006-A, AMBAC insured, 5.00% 2020	2,015	2,101
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	2,880	2,837
City of Chula Vista, Community Facs. Dist. No. 12-I, Special Tax Bonds (McMillin Otay Ranch Village Seven),
Series 2005, 5.10% 2023	595	428
Coast Community College Dist., Election of 2002 G.O. Bonds, Series 2006-B, FSA insured, 5.00% 2024	4,990	5,236
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	1,100	670
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	3,285	2,399
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2008-A, 5.125% 2028	1,100	1,090
Educational Facs. Auth., Rev. Bonds (Claremont McKenna College), Series 2009, 5.00% 2039	3,600	3,629
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020	1,115	1,146
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	2,720	2,498
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 4.50% 2035	1,785	1,469
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,175	1,262
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,001
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	965	835
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2010	490	507
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2011	510	540
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2014	600	654
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2015	625	682
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2021	850	856
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2009, 4.75% 2022	395	398
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	975	950
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	1,230	1,175
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024 (preref. 2009)	770	785
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,010
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,010
Various Purpose G.O. Bonds 6.50% 2033	7,000	7,763
Various Purpose G.O. Bonds 6.00% 2038	8,000	8,465
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	4,000	4,518
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	10,565	11,803
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.00% 2033	14,750	11,848
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	420	448
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	4,680	4,822
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	2,000	1,993
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	6,000	5,980
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2007-F, FSA insured, 1.00% 2040[1]	9,275	9,275
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	2,000	1,951
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	7,000	6,750
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,480	4,880
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	5,000	5,053
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2007-A, 4.75% 2033	5,000	4,376
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series A, 5.00% 2016	5,250	5,745
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series A, 5.00% 2019	11,300	11,794
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038	1,000	1,089
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	2,500	2,534
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	5,000	4,798
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	4,000	4,067
City of Newport Beach, Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2009-C, 4.00% 2038 (put 2011)	4,000	4,098
City of Newport Beach, Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2009-E, 5.00% 2038 (put 2013)	2,000	2,134
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2037	1,000	737
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	1,715	1,680
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Four, 5.00% 2029	1,500	1,276
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.50% 2029	3,000	2,696
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2024	440	390
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	1,250	1,081
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds (Improvement Area B),
Series 2006-A, 5.15% 2036	2,000	1,342
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	774
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	1,500	1,022
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	1,785	2,132
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	6,000	5,423
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.25% 2020	2,000	1,916
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2026	6,555	6,772
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	3,250	3,334
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds,
Series 2003-A, Subseries A-1, National insured, 5.00% 2015	5,000	5,439
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds,
Series 2007-A, Subseries A-1, AMBAC insured, 5.00% 2037	14,000	14,171
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A, Subseries A-2, 5.25% 2032	5,000	5,193
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2020	2,675	2,638
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,500	1,448
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,500	1,427
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series A, 5.50% 2016 (preref. 2011)	10,500	11,448
Housing Auth. of the City of Los Angeles, Mortgage Rev. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.00% 2029	1,000	1,004
Housing Auth. of the City of Los Angeles, Mortgage Rev. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.375% 2039	3,000	3,012
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	7,000	7,287
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2018	2,000	2,197
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2024	2,580	2,715
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2004, Series 2009-I, 5.00% 2025	4,765	4,987
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2004, Series 2009-I, 5.00% 2034	2,000	2,018
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	1,125	816
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,260	2,137
Monrovia Redev. Agcy., Tax Allocation Notes (Central Redev. Project, Project Area No. 1), Issue of 2007, 4.40% 2012	1,000	969
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.00% 2016	1,435	1,231
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	875	625
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds, Series 2005, 5.10% 2028	2,410	1,820
Morongo Band of Mission Indians, Enterprise Rev. Bonds, Series 2008-B, 5.50% 2018	4,335	3,782
Morongo Band of Mission Indians, Enterprise Rev. Bonds, Series 2008-B, 6.50% 2028	3,750	3,097
M-S-R Energy Auth., Gas Rev. Bonds, Series B, 6.50% 2039	2,000	2,016
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,770	2,260
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	724
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	3,130	3,067
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	495
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	1,000	965
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.00% 2014	500	548
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2021	670	731
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	2,000	1,766
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.00% 2025	2,000	1,745
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	1,000	831
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, FSA insured, 5.00% 2037	35,000	35,475
Orange County Sanitation Dist., Certs. of Part., Series A, 5.00% 2027	2,925	3,112
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	2,000	1,181
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 4.90% 2018	1,790	1,533
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.125% 2026	1,770	1,352
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,290	1,055
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.25% 2036	3,500	2,458
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, State Prison-Madera County,
Valley State Prison for Women), Series 2005-H, 5.00% 2019	7,500	7,544
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.00% 2019	4,240	4,238
Quechan Indian Tribe, Fort Yuma, Governmental Project Bonds, 7.00% 2027[2]	4,000	2,838
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	2,000	1,477
City of Rancho Cucamonga, Community Facs. Dist. No. 2004-01 (Rancho Etiwanda Estates), Special Tax Bonds,
Series 2006, 5.35% 2026	2,780	2,130
City of Rancho Cucamonga, Community Facs. Dist. No. 2004-01 (Rancho Etiwanda Estates), Special Tax Bonds,
Series 2006, 5.375% 2036	1,500	1,044
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.15% 2025	1,250	999
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2030	1,590	1,029
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.00% 2011 (preref. 2009)	1,877	1,915
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.30% 2025 (preref. 2009)	2,645	2,698
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 1999, 5.80% 2017	3,215	3,164
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.50% 2015 (preref. 2009)	1,465	1,494
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	500
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.),
Series 2006-E, AMBAC insured, 5.25% 2025	7,500	7,732
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.00% 2014	1,000	1,104
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.00% 2018	1,305	1,441
Sacramento County Water Fncg. Auth., Rev. Bonds (Sacramento County Water Agcy.
Zones 40 and 41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.997% 2034[1]	5,000	3,063
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	945	951
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2024	3,000	3,153
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	4,500	4,585
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	1,000	1,029
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	2,000	2,143
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Ref. Series 2009-A, 5.00% 2021	1,000	1,074
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Series 2009-B, 5.00% 2026	4,015	4,148
San Diego Unified School Dist., 2005 G.O. Ref. Bonds (Election of 1998), Series D-2, FSA insured, 4.75% 2026	9,500	9,686
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects), Series 2009-A, 5.00% 2023	6,000	6,151
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2024	7,500	8,078
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2029	5,665	5,898
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2019	4,000	4,014
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	3,975
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	5,000	4,695
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027	2,995	2,848
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 1999, 6.10% 2014 (preref. 2009)	325	332
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.875% 2016[2]	1,000	855
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 2020[2]	2,600	1,924
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref.
Series 2009-A, 5.00% 2023	6,000	6,308
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Rady Children’s Hospital — San Diego),
Series 2006-A, National insured, 5.00% 2023	8,485	8,359
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[2]	4,500	3,288
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,500	1,083
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	1,500	1,412
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	5,500	5,054
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2018	2,695	2,674
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2027	4,180	3,661
City of Stockton, Arch Road East Community Facs. Dist. No. 99-02, Special Tax Bonds, Series 2007, 5.875% 2037	1,000	727
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2019	2,515	2,293
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.90% 2034	1,625	1,249
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	1,370	1,514
Tuolumne Wind Project Auth., Rev. Bonds (Turlock Irrigation Dist.), Series A, 5.25% 2023	3,000	3,087
Tuolumne Wind Project Auth., Rev. Bonds (Turlock Irrigation Dist.), Series A, 5.625% 2029	2,120	2,178
Regents of the University of California, General Rev. Bonds, 5.25% 2039	5,000	5,204
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2022	1,435	1,341
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014	1,300	1,313
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,125
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,000	1,132
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022 (preref. 2012)	3,000	3,367
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,151
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-3, 5.00% 2022	9,800	10,386
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-G-11, 5.00% 2018	5,000	5,503
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2021	2,000	2,140
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2022	2,000	2,120
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-K, 5.00% 2018	1,500	1,651
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AF, 5.00% 2029	3,590	3,817
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033 (preref. 2011)	1,000	1,115
		604,125

COLORADO — 2.10%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds,
Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,222
City of Aurora, Water Improvement Rev. Bonds, Series 2007-A, AMBAC insured, 5.00% 2039	10,000	10,150
Board of Governors of the Colorado State University System, System Enterprise Rev. Bonds, Series 2009-A, 5.00% 2039	2,835	2,873
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.00% 2016	1,000	935
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.25% 2021	2,650	2,345
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	2,894
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	1,000	644
City and County of Denver, Airport System Rev. Bonds, Series 2005-A, XLCA insured, 5.00% 2020	3,500	3,626
City and County of Denver, Airport System Rev. Bonds, Series 2005-A, XLCA insured, 5.00% 2023	7,400	7,570
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016 (preref. 2013)	6,925	7,707
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.25% 2019	5,655	5,239
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2007-B, 1.547% 2033[1]	9,860	5,349
Educational and Cultural Facs. Auth., Charter School Rev. Ref. Bonds (Academy Charter School Project),
Series 2006-A, 4.75% 2036	2,000	1,719
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.375% 2028	2,000	1,980
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.50% 2038	3,000	2,842
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016	2,035	2,115
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2002, 5.90% 2027	6,320	6,353
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2004-A, 5.25% 2034	1,300	1,186
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2016	1,000	1,016
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.25% 2023	1,725	1,692
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2035	3,000	2,648
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2017	1,000	1,026
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2018	2,250	2,297
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2020	1,100	1,116
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2022	3,260	3,236
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2025	4,215	4,049
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2031	3,970	3,679
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2036	2,000	1,813
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-B, 5.00% 2039 (put 2014)	1,900	1,929
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016 (preref. 2010)	3,215	3,521
Health Facs. Auth., Hospital Rev. Bonds (PorterCare Adventist Health System Project),
Series 2001, 6.50% 2031 (preref. 2011)	3,800	4,268
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.00% 2015	2,365	2,536
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.125% 2017	3,025	3,213
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.00% 2015 (escrowed to maturity)	135	158
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.125% 2017 (preref. 2016)	175	207
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2017	2,065	1,975
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2018	2,000	1,891
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2019	2,310	2,157
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010 (escrowed to maturity)	1,500	1,574
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2014 (preref. 2011)	3,000	3,266
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2015 (preref. 2011)	4,250	4,627
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-D-1, 6.25% 2033	1,000	1,089
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2037	2,750	2,042
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	9,000	8,115
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.25% 2025	3,500	3,030
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	13,500	10,275
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-A-3, 7.00% 2016	20	20
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-3, 6.80% 2028	5	5
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-C-3, 6.75% 2017	20	20
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-B-3, 6.55% 2025	145	151
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	340	364
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2003, 7.375% 2013	2,000	1,935
Maher Ranch Metropolitan Dist. No. 4 (Town of Castle Rock), G.O. Limited Tax Ref. Bonds,
Series 2007, RADIAN insured, 5.00% 2022	2,560	2,328
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds,
Series 1999-A, National insured, 0% 2011	2,600	2,528
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds,
Series 1999-A, National insured, 0% 2012	4,700	4,430
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds,
Series 2007, ACA insured, 5.00% 2021	1,000	782
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
Series 2001, 7.25% 2031 (preref. 2011)	3,765	4,250
Park Meadows Business Improvement Dist. in the City of Lone Tree, Shared Sales Tax Rev. Bonds,
Series 2007, 5.00% 2017	1,875	1,525
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.25% 2021	1,350	1,032
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	4,081
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	4,500	4,737
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds
(Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026 (preref. 2011)	4,975	5,651
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2017	1,115	1,009
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	1,250	750
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax),
Series 2007, 5.20% 2036	1,500	1,126
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.375% 2032	1,500	1,592
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2026	1,500	1,353
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2036	2,000	1,659
		186,522

CONNECTICUT — 0.19%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	5,025	5,064
G.O. Bonds, Series 2001-B, 5.375% 2016 (preref. 2011)	1,900	2,052
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 5.375% 2011	1,775	1,699
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.00% 2016	1,000	856
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2021	4,500	3,595
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2031	1,500	1,111
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.125% 2023	3,000	2,074
		16,451

DELAWARE — 0.10%
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2026	1,715	1,888
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2027	1,395	1,525
Transportation Auth., Transportation System Rev. Bonds, Series 2008-B, 5.00% 2025	5,000	5,486
		8,899

DISTRICT OF COLUMBIA — 1.76%
Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.25% 2016	1,000	999
Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.00% 2017	2,370	2,310
Dist. of Columbia, Rev. Bonds (Brookings Institution Issue), Series 2009, 5.75% 2039	8,000	8,465
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	1,000	1,063
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2018	2,000	2,102
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2019	2,000	2,080
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2020	2,780	2,863
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2023	1,575	1,606
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2024	7,000	7,136
Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds,
Series 2009-A, 5.00% 2039	8,000	8,034
G.O. Ref. Bonds, Series 2002-C, XLCA insured, 5.25% 2013	1,000	1,074
G.O. Ref. Bonds, Series 2007-B, AMBAC insured, 5.00% 2017	4,100	4,511
G.O. Ref. Bonds, Series 2007-B, XLCA insured, 5.25% 2020	11,990	13,219
G.O. Ref. Bonds, Series B, FSA/XLCA insured, 5.25% 2020	3,000	3,346
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	4,000	4,227
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	24,000	25,165
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2014	1,545	1,697
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2015	1,535	1,686
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2022	5,015	5,171
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2025	3,080	3,152
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	2,000	2,317
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	10,000	11,223
Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.25% 2034	10,000	10,661
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.50% 2016	1,000	1,063
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 5.25% 2029	4,000	4,215
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 6.00% 2035	1,000	1,103
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 5.50% 2039	23,700	25,142
		155,630

FLORIDA — 8.30%
Alachua County Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2008-D-2, 6.75% 2030	9,000	9,440
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.625% 2022	3,750	3,084
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.75% 2026	5,000	4,013
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.875% 2042	6,500	4,613
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project),
Series 2006-B-2, 5.10% 2016	1,090	838
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,227
Bay County, Pollution Control Rev. Ref. Bonds (International Paper), Series 1998-A, 5.10% 2012	3,500	3,510
Beacon Lakes Community Dev. Dist. (Miami-Dade County), Special Assessment Completion Bonds,
Series 2007-A, 6.00% 2038	1,800	1,296
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.00% 2014	550	552
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.25% 2033	650	623
Boynton Village Community Dev. Dist. (City of Boynton Beach), Special Assessment Bonds, Series 2007-A-1, 5.75% 2037	975	644
Boynton Village Community Dev. Dist. (City of Boynton Beach), Special Assessment Bonds, Series 2007-A-2, 6.00% 2038	1,580	1,080
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032 (preref. 2012)	12,485	14,744
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-B, 5.70% 2010	800	751
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2017	1,300	1,441
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2019	2,900	3,147
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2021	3,210	3,420
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2023	3,545	3,724
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2024	3,725	3,890
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2025	3,920	4,074
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2026	3,120	3,225
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2008-A-1, 5.00% 2011	10,000	10,262
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	23,000	24,218
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2012	4,695	4,826
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2017	2,000	1,987
City of Clearwater, Water and Sewer Rev. Bonds, Series A, 5.25% 2039	2,000	2,027
School Board of Collier County, Certs. of Part. (Master Lease Program), Series 2007, FSA insured, 5.00% 2024	4,080	4,200
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2011	925	531
Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2021	7,000	7,428
Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2022	10,425	10,944
Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2023	3,045	3,171
Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2022	5,000	5,272
Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2023	4,000	4,180
Board of Education, Public Education Capital Outlay Bonds, Series 2006-D, 5.00% 2037	6,275	6,404
Board of Education, Public Education Capital Outlay Bonds, Series 2007-C, 5.00% 2021	8,735	9,622
Board of Education, Public Education Capital Outlay Bonds, Series 2008-A, 5.50% 2038	5,000	5,302
Board of Education, Public Education Capital Outlay Bonds, Series 2008-B, 5.00% 2034	8,000	8,248
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,920	4,300
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2020	5,780	6,211
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,000	1,101
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013	4,000	4,480
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2007-B, 5.00% 2012	825	603
Dept. of Transportation, Turnpike Rev. Bonds, Series 2008-A, 5.00% 2035	10,000	10,070
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031 (preref. 2010)	2,940	3,107
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	8,145	7,167
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014	18,500	8,684
Grand Bay at Doral Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2007-A, 6.00% 2039	3,350	1,746
Grand Bay at Doral Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2007-B, 6.00% 2017	15,000	10,046
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	905	869
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 7.00% 2012	60	58
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	430	340
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,280	2,212
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	3,295	2,035
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2010 (escrowed to maturity)	1,055	1,111
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2011 (escrowed to maturity)	1,205	1,311
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2012 (escrowed to maturity)	2,000	2,233
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.25% 2023 (preref. 2012)	8,000	8,954
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014 (escrowed to maturity)	125	142
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2015 (escrowed to maturity)	165	191
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2017 (preref. 2015)	150	173
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2020 (preref. 2015)	140	162
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2016 (escrowed to maturity)	50	59
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2017 (preref. 2016)	85	99
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2019 (preref. 2016)	75	88
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2022 (preref. 2016)	70	82
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023 (preref. 2016)	145	169
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-I, 5.00% 2029 (put 2009)	4,000	4,032
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-A, 5.00% 2015	1,000	1,049
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-A, 5.00% 2020	455	463
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	875	925
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2015	1,160	1,217
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2017	1,050	1,089
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2020	1,000	1,017
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2016	1,360	1,422
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2017	2,415	2,536
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2019	2,165	2,235
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2022	1,930	1,951
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023	1,855	1,862
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2022	4,945	4,823
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2027	5,080	4,788
City of Tampa, Capital Improvement Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 1999-A, 5.75% 2029	1,000	943
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project),
Series 2006, 5.00% 2021	1,835	1,742
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	1,000	1,029
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.25% 2015	3,500	3,551
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2018	3,500	3,442
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2006, AMBAC insured, 5.00% 2034 (put 2012)	4,000	4,116
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	4,400	4,603
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2006-A, 5.00% 2012	8,700	9,190
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	27,000	28,490
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. and Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.00% 2017	935	877
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. and Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 2027[2]	2,500	2,165
Jacksonville Electric Auth., St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 17, 5.00% 2015	4,000	4,168
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2023	2,130	2,135
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2024	1,205	1,187
School Board of Lake County, Certs. of Part., Series 2006-A, AMBAC insured, 5.00% 2025	3,030	3,023
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	710	713
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 2011	385	371
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2003-A, 6.50% 2032	1,675	1,544
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	3,425	2,925
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 2038	2,985	1,248
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 2011	4,750	2,245
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2020	2,030	1,969
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2023	4,700	4,365
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2024	4,635	4,211
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2032	2,870	2,455
City of Lakeland, Retirement Community First Mortgage Rev. and Ref. Bonds (Carpenter’s Home Estates, Inc. Project),
Series 2008, 5.875% 2019	1,355	1,269
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project),
Series 2006, 5.40% 2037	3,120	1,859
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	950	572
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-A, 5.50% 2038	3,000	991
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project),
Series 1997-A, 6.25% 2017	5,135	4,654
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2010 (preref. 2009)	1,500	1,531
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2012 (preref. 2009)	1,360	1,389
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2013 (preref. 2009)	1,840	1,879
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2014 (preref. 2009)	500	511
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2015 (preref. 2009)	1,900	1,940
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2021 (preref. 2009)	1,550	1,582
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2029 (preref. 2009)	7,750	7,910
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	9,050	6,638
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,750	1,966
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2014	2,000	1,905
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2017	4,680	4,259
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	6,150	5,183
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	11,000	8,439
Madeira Community Dev. Dist. (City of St. Augustine), Special Assessment Rev. Bonds, Series 2007-A, 5.45% 2039	4,000	1,970
Madeira Community Dev. Dist. (City of St. Augustine), Special Assessment Rev. Bonds, Series 2007-B, 5.25% 2014	4,750	2,416
Main Street Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2008-B, 6.90% 2017	1,500	1,368
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2020	5,010	5,250
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2023	5,000	5,202
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2024	3,000	3,107
Marion County Hospital Dist., Health System Ref. and Improvement Rev. Bonds (Munroe Regional Health System),
Series 2007, 5.00% 2022	1,000	903
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	3,670	3,678
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	3,305	2,509
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds, Series 2004, 4.60% 2018	3,205	2,854
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-A, 6.40% 2034	1,855	1,698
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 4.80% 2009	305	295
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2035	1,510	1,298
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	3,900	1,682
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2005, 5.25% 2015	3,000	1,506
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-A, 6.25% 2038	6,315	2,809
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 6.15% 2014	2,915	1,463
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami Children’s Hospital Project),
Series 2001-A, AMBAC insured, 5.625% 2016 (preref. 2011)	5,495	6,032
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B, 5.875% 2022	4,500	5,014
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B-1, 5.75% 2033	5,000	5,261
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.375% 2024	7,500	7,982
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2021	4,900	5,015
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC-National insured, 5.00% 2016	2,000	2,139
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC-National insured, 5.00% 2018	3,000	3,116
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.25% 2016	1,000	1,101
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2024	5,000	5,277
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-A, 5.75% 2023	10,480	11,355
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-A, 5.50% 2036	8,000	8,136
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-B, 5.75% 2021	2,390	2,629
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	129
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds (Parking Garage Project),
Series 2004-A, 6.25% 2037	5,000	3,731
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project),
Series 2004-B, 6.50% 2037	980	757
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028	5,000	5,065
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031	9,000	9,032
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2023	3,000	3,158
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	3,255	3,459
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2026	1,500	1,547
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-B, 5.30% 2012	1,500	524
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	920	572
North Springs Improvement Dist., Special Assessment Bonds (Heron Bay North Assessment Area),
Series 2006-A, 5.20% 2027	1,220	747
North Springs Improvement Dist., Special Assessment Bonds (Heron Bay North Assessment Area),
Series 2006-B, 5.00% 2014	825	683
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.50% 2010	190	190
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	1,000	892
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	1,500	1,642
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series B, 5.00% 2033	7,500	7,637
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014 (escrowed to maturity)	4,135	4,817
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	14,295	13,760
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC-National insured, 5.00% 2030 (put 2011)	1,650	1,727
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2008-B, 5.50% 2028	5,000	5,297
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2009, 5.25% 2021	4,000	4,317
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011[3]	1,490	780
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	2,235	1,118
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011	1,065	522
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Bonds, Series 2008, 6.75% 2039	3,515	2,534
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	1,340	1,350
Polk County, Transportation Improvement Rev. Ref. Bonds, Series 2004, FSA insured, 5.00% 2025 (put 2010)	3,000	3,046
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project),
Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	5,000	5,195
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	1,795	1,431
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	3,470	3,351
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	3,530	2,880
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2000-A, 6.95% 2031 (preref. 2010)	2,420	2,536
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Ref. Bonds,
Series 2006, RADIAN insured, 4.50% 2026	1,000	826
Sarasota County, Limited Ad Valorem Tax Bonds (Environmentally Sensitive Lands and Parkland Program),
Series 2008, 5.00% 2020	2,695	2,952
Sarasota County, Limited Ad Valorem Tax Bonds (Environmentally Sensitive Lands and Parkland Program),
Series 2008, 5.00% 2021	2,855	3,097
Seminole Tribe of Florida 5.75% 2022[2]	2,125	2,014
Seminole Tribe of Florida 5.50% 2024[2]	8,000	7,230
Seminole Tribe of Florida 5.25% 2027[2]	5,000	4,322
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.50% 2017	1,300	712
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.65% 2022	1,500	719
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.875% 2038	1,650	718
South Broward Hospital Dist., Hospital Rev. and Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2006, National insured, 5.00% 2020	7,450	7,718
South Broward Hospital Dist., Hospital Rev. and Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2006, National insured, 5.00% 2021	4,895	5,025
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2008, 5.00% 2028	15,000	15,009
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	1,825	1,822
City of South Miami Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2007, 5.00% 2013	2,295	2,506
City of South Miami Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2007, 5.00% 2022	5,000	5,122
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	1,910	1,123
Split Pine Community Dev. Dist. (City of Jacksonville), Special Assessment Bonds, Series 2007-A, 5.25% 2039	4,500	2,555
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds,
Series 2000-A, 7.00% 2032 (preref. 2010)	1,680	1,762
Stoneybrook South Community Dev. Dist. (Osceola County), Special Assessment Rev. Bonds, Series 2007-B, 5.45% 2015	14,000	6,543
Sweetwater Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007-A, 5.50% 2038	1,500	808
Sweetwater Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2007-B-2, 5.125% 2013	2,000	1,374
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,465	868
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.375% 2017	1,000	838
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.45% 2023	2,000	1,543
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.55% 2027	3,500	2,625
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.65% 2040	2,000	1,416
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	940	548
University Square Community Dev. Dist. (Lee County), Capital Improvement Rev. Bonds, Series 2007-A, 5.875% 2038	2,870	2,124
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
Series 2001-A, 6.95% 2033 (preref. 2011)	2,755	3,017
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	865	699
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.25% 2034	5,745	4,126
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	970	772
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	160	153
Verandah East Community Dev. Dist. (Lee County), Capital Improvement Rev. Bonds, Series 2006, 5.40% 2037	1,940	1,087
Volusia County Educational Facs. Auth., Educational Facs. Rev. and Ref. Bonds
(Embry-Riddle Aeronautical University, Inc. Project), Series 2005, RADIAN insured, 5.00% 2013	1,510	1,553
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	1,000	1,059
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2029	2,000	2,063
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2031	440	427
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,270	777
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-B, 6.55% 2015	4,745	3,061
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Bonds,
Series 2006, 5.65% 2037	1,950	1,631
World Commerce Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 5.50% 2038[3]	4,000	1,573
		735,762

GEORGIA — 3.29%
Atlanta Dev. Auth., Student Housing Facs. Rev. Bonds (Piedmont/Ellis, LLC Project Located on the Campus of
Georgia State University), Series 2005-A, XLCA insured, 5.00% 2022	5,000	5,215
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	1,500	1,015
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014 (preref. 2011)	2,145	2,402
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024 (preref. 2011)	10,000	11,655
City of Atlanta, Tax Allocation Bonds (Princeton Lakes Project), Series 2006, 5.50% 2031	1,490	1,161
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	8,500	8,799
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012	6,000	6,556
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Second
Series 2008, 4.95% 2048 (put 2011)	5,000	5,201
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Second
Series 2008, 5.05% 2048 (put 2012)	3,150	3,328
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-C, 5.70% 2043	37,000	36,347
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-E, 7.00% 2023	19,670	22,568
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project),
Series 2009, 6.00% 2029	5,000	5,250
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project),
Series 2009, 6.125% 2040	5,000	5,120
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	5,950	4,302
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	3,455	2,820
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	6,050	4,029
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2021	15,625	17,664
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2024	2,500	2,809
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2025	2,500	2,816
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project), Series 2008, 6.00% 2034	9,500	9,833
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.375% 2029	2,500	2,552
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2017	2,000	2,063
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	4,500	4,267
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2018	11,000	10,336
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	10,880	10,134
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	4,624
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2021	5,000	4,584
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.625% 2015	2,500	2,257
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.75% 2017	1,945	1,667
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	2,625	2,001
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	3,025	2,186
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.00% 2014 (escrowed to maturity)	2,000	2,299
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation
Property III, LLC Student Housing System Project), Series 2004, 5.00% 2015 (preref. 2014)	1,000	1,160
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation
Property III, LLC Student Housing System Project), Series 2004, 5.625% 2030 (preref. 2014)	5,000	5,950
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds
(Georgia College & State University Foundation Property V, LLC Project), Series 2007, AMBAC insured, 1.05% 2033[1]	10,000	6,225
Municipal Electric Auth., Combined Cycle Project Rev. Bonds, Series 2003-A, 5.00% 2023	3,325	3,327
Municipal Electric Auth., General Power Rev. Bonds, Series X, 6.50% 2012	770	818
Municipal Electric Auth., Project One Bond, Fourth Crossover Series, National insured, 6.50% 2012	3,620	3,844
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019	33,500	38,852
Municipal Electric Auth., Project One Bonds, Series 2008-D, 6.00% 2023	11,100	12,517
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.50% 2026	6,000	6,415
State Road & Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2021	4,000	4,454
		291,422

GUAM — 0.01%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	868

HAWAII — 0.18%
G.O. Bonds, Series 2009-DQ, 5.00% 2022	3,500	3,910
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013	1,370	1,551
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013 (escrowed to maturity)	630	718
City and County of Honolulu, G.O. Bonds, Series 2001-A, FSA insured, 5.375% 2012 (preref. 2011)	2,000	2,178
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
Series 2001, AMBAC insured, 5.50% 2015 (preref. 2011)	1,875	2,036
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
Series 2001, AMBAC insured, 5.50% 2016 (preref. 2011)	1,000	1,086
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 5.25% 2034	1,575	1,623
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 6.00% 2038	2,645	2,865
		15,967

IDAHO — 0.09%
Boise State University, Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	2,000	2,208
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.25% 2025	3,260	3,577
Housing Fin. Assn., Grant and Rev. Anticipation Bonds, Series A, 5.00% 2027	2,260	2,401
		8,186

ILLINOIS — 7.89%
Village of Bartlett, Cook, DuPage and Kane Counties, Tax Increment Rev. Ref. Bonds (Bartlett Quarry Redev. Project),
Series 2007, 5.35% 2017	3,300	2,764
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds
(Forest City Project), Series 2005, 5.90% 2027	2,000	1,433
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,597
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016	4,470	4,787
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016	3,000	3,207
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2017	8,000	8,567
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 5.00% 2030	1,950	1,619
Central Lake County Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003, AMBAC insured, 5.25% 2015	5,095	5,600
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds
(Federal Transit Administration Section 5309 Guideway Modernization Formula Funds), Series 2008-A, 5.00% 2020	5,000	5,390
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin. Section 5307 Formula Funds),
Series 2004-B, AMBAC insured, 5.00% 2011	2,000	2,107
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2018	5,120	5,394
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2019	5,375	5,612
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2020	5,640	5,840
City of Chicago, Chicago O’Hare International Airport, Special Fac. Rev. Ref. Bonds (American Airlines, Inc. Project),
Series 2007, 5.50% 2030	8,000	3,472
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC-National insured, 5.25% 2020	2,000	2,222
City of Chicago, G.O. Bonds, Project and Ref. Series 2007-A, AMBAC insured, 5.00% 2023	5,085	5,329
City of Chicago, G.O. Bonds, Project and Ref. Series 2007-C, National insured, 5.00% 2013	1,000	1,097
City of Chicago, Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2000-B, 4.75% 2030 (put 2014)	3,000	3,050
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	2,000	2,103
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,041
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2021	12,000	12,393
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds,
Series 2005-A, FGIC-National insured, 5.00% 2033	10,000	9,945
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2008-A, FSA insured, 5.00% 2023	4,000	4,123
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 1993-A, National insured, 5.00% 2012	1,500	1,612
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, FGIC-National insured, 5.25% 2015	1,500	1,647
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2016	5,000	5,410
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2017	4,000	4,307
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2018	6,000	6,491
City of Chicago, School Reform Board of Trustees of the Board of Education,
Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997, AMBAC insured, 6.75% 2012	1,000	1,150
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2011	2,745	2,587
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2014	7,085	5,832
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015	3,245	2,534
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1998-B, FGIC-National insured, 0% 2014	2,000	1,646
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.00% 2028	9,915	10,173
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.00% 2029	5,000	5,104
City of Chicago, Water Rev. Bonds, Series 1997, FGIC-National insured, 0% 2014	3,500	2,993
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds,
Limited Tax Series D of December 2002, 5.00% 2012	2,650	2,960
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds,
Unlimited Tax Series A of March 2007, 5.00% 2020	6,000	6,913
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds,
Unlimited Tax Series of May 2006, 5.00% 2023	7,000	7,514
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2019	10,455	11,004
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2020	12,565	13,141
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2022	13,885	14,338
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	6,500	7,317
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC-National insured, 6.50% 2011	4,000	4,447
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 1994-D, FGIC-National insured, 7.75% 2019	4,500	5,725
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2002-B, FGIC-National insured, 5.375% 2014	4,000	4,397
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2016	7,165	7,907
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2017	2,885	3,184
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,000	1,029
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.60% 2036 (put 2015)	6,000	6,174
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.75% 2036 (put 2016)	2,000	2,062
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026	6,000	5,973
Educational Facs. Auth., Rev. Bonds (Northwestern University), Series 2003, 5.00% 2017	3,255	3,542
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2018	3,000	3,133
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2023	1,500	1,543
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.625% 2017 (preref. 2012)	3,860	4,460
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.00% 2022 (preref. 2012)	1,250	1,424
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.25% 2030 (preref. 2012)	7,000	8,020
Dev. Fin. Auth., Rev. Bonds (Provena Health), Series 1998-A, National insured, 5.50% 2010	5,120	5,203
Fin. Auth., Rev. Bonds (Provena Health), Series 2009-A, 7.75% 2034	8,000	8,286
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,975	1,663
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,475	1,161
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2036	500	357
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 3.875% 2030 (put 2012)	1,500	1,524
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 6.50% 2038	3,000	3,270
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010	1,310	1,320
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013	2,130	2,144
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, National insured, 5.25% 2018	2,115	2,128
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	2,705	3,113
Fin. Auth., Rev. Bonds (Alexian Brothers Health System), Series 2008, 5.50% 2038	6,600	6,076
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	580	581
Fin. Auth., Rev. Bonds (Central DuPage Health), 5.00% 2027	1,000	1,014
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	1,000	601
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	12,500	6,271
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 4.75% 2028	500	482
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 5.00% 2024	2,650	2,712
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	2,035	2,252
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2017	1,860	2,046
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,104
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2015	1,000	1,090
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016	1,700	1,827
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-C, XLCA insured, 3.50% 2027 (put 2011)[1]	20,395	20,493
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	18,500	15,775
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, 5.00% 2026	15,550	15,823
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, FSA insured, 5.00% 2028	18,845	19,045
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2027	2,120	1,254
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2042	10,000	5,111
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2008-A, 5.25% 2028	3,000	3,081
Fin. Auth., Rev. Bonds (Northwestern Memorial Hospital), Series A, 6.00% 2039	14,000	14,985
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2007-A, 5.25% 2022	2,500	2,453
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	2,500	2,357
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2009	2,500	2,512
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2014	1,000	1,040
Fin. Auth., Rev. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2021	2,300	2,193
Fin. Auth., Rev. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2022	4,520	4,250
Fin. Auth., Rev. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2023	4,755	4,402
Fin. Auth., Rev. Bonds (Roosevelt University Project), Series 2007, 5.25% 2022	500	494
Fin. Auth., Rev. Bonds (Roosevelt University Project), Series 2007, 5.50% 2037	1,000	920
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2027	3,000	1,719
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2042	3,500	1,722
Fin. Auth., Rev. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	3,000	2,429
Health Facs. Auth., Rev. Bonds (Sherman Health Systems), Series 1997, AMBAC insured, 5.50% 2010	2,595	2,599
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2009	2,335	2,346
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014	1,740	1,734
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.625% 2018	2,320	2,101
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2026	1,750	1,461
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	1,250	964
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2012	1,000	1,099
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2019	1,225	1,360
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2020	1,340	1,477
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2021	2,455	2,680
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.75% 2033	1,250	1,350
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 6.25% 2038	12,000	13,479
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2007, 5.00% 2022	3,440	3,511
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2007, 5.00% 2023	6,000	6,085
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2018	1,070	1,003
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	7,800	6,699
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.25% 2037	8,725	6,918
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	5,360	4,469
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2017	1,000	1,005
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2018	1,910	1,900
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2019	2,005	1,978
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2020	2,105	2,059
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	7,975	6,018
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2015	2,095	1,987
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	7,760	6,955
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	10,000	8,012
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016	2,000	2,294
G.O. Bonds, Series of January 2006, 5.00% 2016	3,000	3,327
G.O. Bonds, Series of January 2006, 5.00% 2020	10,000	10,658
G.O. Bonds, Series of June 2006-A, 5.00% 2013	7,475	8,250
G.O. Bonds, Series of March 2004-A, 5.00% 2034	10,870	10,931
G.O. Ref. Bonds, Series of June 2006, 5.00% 2018	9,330	10,312
Village of Hampshire (Kane County), Special Service Area Number 16, Special Tax Bonds
(Crown Dev. Projects — Prairie Ridge West), Series 2007-A, 6.00% 2046	1,000	517
Village of Hampshire (Kane County), Special Service Area Number 19, Special Tax Bonds
(Crown Dev. Projects — Prairie Ridge East), Series 2007-A, 6.00% 2046	1,770	903
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	2,835	3,025
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.25% 2012 (preref. 2010)	4,425	4,729
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2009	2,290	2,290
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.20% 2012	2,200	2,213
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2013	2,430	2,444
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	5,050	5,056
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2001, 5.875% 2031	3,500	2,884
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2028	1,000	906
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2012	2,545	2,673
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	4,983
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group — Lutheran Hillside Village Project),
Series 2001-A, 7.375% 2031 (preref. 2011)	1,500	1,679
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019 (preref. 2009)	1,500	1,533
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2000, 6.85% 2029 (preref. 2010)	2,500	2,709
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022 (preref. 2012)	5,000	5,686
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2010	1,095	1,101
Housing Dev. Auth., Housing Bonds, Series G, 4.55% 2021	1,055	1,059
Housing Dev. Auth., Housing Bonds, Series G, 4.65% 2026	3,000	2,957
Community Unit School Dist. No. 308, Kendall, Kane and Will Counties, G.O. School Bonds,
Series 2002-B, FGIC insured, 5.25% 2015 (preref. 2012)	2,775	3,095
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.55% 2016	1,048	990
Village of Manhattan (Will County), Special Service Area Number 2007-5, Special Tax Bonds
(Lakeside Towns at Liberty Center Project), Series 2007, 6.125% 2040	2,300	1,115
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022	2,450	1,541
Metropolitan Pier and Exposition Auth., Ref. Bonds (McCormick Place Expansion Project),
Series 2002-B, National insured, 5.25% 2011	2,000	2,145
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds
(Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	961	749
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2013	1,470	1,509
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	1,000	998
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2017	1,000	981
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2036	5,500	5,534
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	21,710	23,126
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,050
Board of Trustees of the University of Illinois, Certs. of Part. (Ref. and Projects), Series 2007-A, FSA insured, 5.00% 2025	7,145	7,504
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2019	1,000	1,058
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds,
Series 2002, FSA insured, 0% 2017	2,000	1,421
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, National insured, 5.00% 2016	1,500	1,686
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, National insured, 5.00% 2017	1,500	1,701
		699,239

INDIANA — 2.54%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2024	1,355	1,095
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2032	1,650	1,211
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series N, FSA insured, 5.00% 2024	2,595	2,762
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series N, FSA insured, 5.00% 2025	1,435	1,522
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series N, FSA insured, 5.00% 2026	1,000	1,055
Boone County Hospital Assn., Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2010 (escrowed to maturity)	1,255	1,277
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	4,000	3,870
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2027	1,800	1,807
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2033	3,540	3,378
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	3,000	3,088
Fin. Auth., Health System Rev. Ref. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group),
Series 2008-C, 5.375% 2032	6,335	6,373
Fin. Auth., State Revolving Fund Program Bonds, Series 2005-A, 5.25% 2017	1,500	1,732
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2024	5,535	5,996
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2036	1,500	1,301
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2039	19,250	16,462
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2017	1,295	1,317
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2018	1,425	1,437
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	13,500	12,975
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2033	10,000	8,795
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.25% 2017	1,400	1,421
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.50% 2022	5,000	4,956
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	5,870	5,597
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	7,000	6,383
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group),
Series 2006-B-5, 5.00% 2036	10,000	9,810
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,105	1,190
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016	1,385	1,487
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018	775	810
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-1, 5.00% 2027	3,000	3,224
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015 (preref. 2012)	170	194
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016 (preref. 2012)	220	251
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018 (preref. 2012)	960	1,081
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.25% 2016 (preref. 2009)	3,000	3,060
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2012	2,000	2,028
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2014	3,520	3,522
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2015	3,200	3,162
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2019	4,195	3,988
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Holy Cross Health System Corp.),
Series 1998, National insured, 5.375% 2010	7,095	7,153
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2008-A, 5.00% 2038	1,405	1,437
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2028	2,000	2,114
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2029	2,055	2,152
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC-National insured, 5.375% 2016	4,690	5,427
Indianapolis Local Public Improvement Bond Bank Bonds (Waterworks Project),
Series 2007-B, National insured, 5.25% 2023	10,420	11,251
Indianapolis Local Public Improvement Bond Bank Bonds (Waterworks Project),
Series 2007-B, National insured, 5.25% 2023	6,055	6,541
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2014	1,000	1,091
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, National insured, 5.60% 2016	1,000	1,060
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.60% 2016	1,000	1,060
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	3,000	3,154
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	3,000	3,176
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease Rental Rev. Ref. Bonds,
Series 2001-A, National insured, 5.50% 2015	3,370	3,535
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2009-B, 5.50% 2026	2,000	2,110
North Side High School Building Corp. (Fort Wayne), First Mortgage Ref. Bonds, Series 2007, FSA insured, 5.00% 2018	1,650	1,868
City of Petersburg, Pollution Control Rev. Ref. Bonds (Indianapolis Power & Light Co. Project),
Series 1993-B, AMBAC insured, 5.40% 2017	5,000	5,408
Purdue University, Industry University Rev. Student Fee, Series X, 5.25% 2021	1,620	1,869
Purdue University, Industry University Rev. Student Fee, Series X, 5.25% 2022	1,825	2,084
Purdue University, Industry University Rev. Student Fee, Series X, 5.25% 2027	1,000	1,104
Purdue University, Industry University Rev. Student Fee, Series X, 5.00% 2028	4,000	4,309
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2018	1,130	1,301
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2019	1,430	1,639
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,248
Trustees of Purdue University, Student Fee Bonds, Series R, 5.375% 2015	1,250	1,369
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
Series 2002-A, FGIC-National insured, 5.25% 2012	2,590	2,858
State Office Building Commission, Rev. Bonds (Correctional Facs. Program), Series 1995-B, AMBAC insured, 6.25% 2012	6,555	7,047
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2013	2,000	2,240
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2014	2,000	2,225
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2019	1,245	1,258
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2026	4,590	4,368
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.50% 2027	1,835	1,455
		225,528

IOWA — 0.35%
City of Altoona, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2008, 5.00% 2014	1,000	1,063
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2018	1,715	1,740
Fin. Auth., Health Facs. Rev. Bonds, Series F, 5.00% 2039 (put 2012)	1,675	1,792
Fin. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018	4,395	4,505
Fin. Auth., Rev. Ref. Bonds (Mercy Health Services Obligated Group), Series 1997-V, 5.00% 2010 (escrowed to maturity)	590	592
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027	5,000	5,127
Fin. Auth., Single-family Mortgage Rev. Bonds, Series A, 5.00% 2038	900	940
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2023	4,000	4,411
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027	3,500	3,757
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2012 (preref. 2011)	1,500	1,620
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013 (preref. 2011)	3,500	3,779
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	1,500	1,620
		30,946

KANSAS — 0.22%
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2018	890	917
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2020	530	542
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. — Southridge Project),
Series 2002-C, 6.875% 2032 (preref. 2012)	1,000	1,157
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.25% 2022	2,500	2,041
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	13,000	9,052
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 4.85% 2016	1,470	1,250
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	2,000	1,325
City of Salina, Hospital Ref. and Improvement Rev. Bonds (Salina Regional Health Center, Inc.),
Series 2006, 4.625% 2031	1,825	1,611
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	1,820	1,552
		19,447

KENTUCKY — 0.26%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009 (escrowed to maturity)	5,250	5,293
Econ. Dev. Fin. Auth., Hospital Rev. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2017	3,000	3,287
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024	1,000	1,068
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.60% 2009	3,305	3,304
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.70% 2010	490	479
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.75% 2011	2,190	2,099
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.85% 2017	2,000	1,642
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, ASSURED GUARANTY insured, 6.00% 2033	3,000	3,175
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, ASSURED GUARANTY insured, 6.00% 2042	3,000	3,144
		23,491

LOUISIANA — 2.27%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	7,500	7,400
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	22,000	21,111
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	7,000	6,639
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-A, 5.40% 2038	1,260	1,317
East Baton Rouge Sewerage Commission, Rev. Bonds, Series A, 5.25% 2039	2,000	2,038
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 5.50% 2010	905	904
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.15% 2018	2,000	1,873
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	3,950	3,258
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-B, 4.75% 2028	1,370	1,363
Housing Fin. Agcy., Multi-family Mortgage Rev. Ref. Bonds (Section 8 Assisted — 202 Elderly Projects),
Series 2006-A, 4.75% 2031	1,860	1,750
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2007-A-1, 5.85% 2038	6,295	6,687
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2008-A, 6.55% 2040	995	1,075
Jefferson Parish Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	1,905	2,018
Jefferson Parish Hospital Services Dist. No. 2, Hospital Rev. Bonds (West Jefferson Medical Center),
Series 1998-A, FSA insured, 5.25% 2011	2,000	2,024
Lafayette Public Trust Fncg. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007 (Go Zone), 5.35% 2041	7,483	7,561
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	11,500	11,457
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2007, 6.75% 2032	30,000	27,083
Military Dept., Custodial Receipts, 5.00% 2021	10,435	10,624
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	8,000	7,956
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, FSA insured, 5.75% 2014	3,495	3,889
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, FSA insured, 5.75% 2018	4,000	4,472
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project),
Series 2002-A, National insured, 5.375% 2015 (preref. 2013)	3,000	3,397
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	9,000	7,514
Public Facs. Auth., Rev. Bonds (Ochsner Community Hospitals Project), Series 2007-B, 5.25% 2027	1,500	1,348
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series A, 6.00% 2029	3,000	3,051
Public Facs. Auth., Rev. Ref. Bonds, (Tulane University of Louisiana Project),
Series 2007-A-2, National insured, 0.995% 2036[1]	2,795	1,736
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	21,700	19,842
Fin. Auth. of St. Tammany Parish, Single-family Mortgage Rev. Bonds (Home Ownership Program),
Series 2007-A, 4.85% 2039	950	962
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	30,920	31,144
		201,493

MAINE — 0.15%
Fin. Auth., Rev. Obligation Securities, Point Lookout Issue, Series 2008, 9.875% 2017[4]	15,000	13,402

MARYLAND — 0.87%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,420	886
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	960	1,034
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2004, 5.00% 2015	7,485	8,516
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	1,000	1,005
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	2,000	1,921
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	17,000	15,231
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	2,050	2,306
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	2,000	1,777
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.25% 2023	1,300	1,310
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, CIFG insured, 5.00% 2020	1,000	955
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	2,598
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	1,172	881
G.O. Bonds, State and Local Facs., Second Series Loan of 2007, 5.00% 2010	6,000	6,251
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	2,265	1,879
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	6,015	4,519
Health and Higher Educational Facs. Auth., FHA insured Mortgage Rev Bonds (Western Maryland Health System Issue),
Series 2006-A, National insured, 5.00% 2023	6,110	6,255
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds
(PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	2,400	1,593
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2013 (escrowed to maturity)	930	984
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,225	1,270
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue),
Series 2008, ASSURED GUARANTY insured, 5.00% 2019	1,500	1,605
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	1,500	1,229
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,500	1,428
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,000	1,039
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	2,000	2,172
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	3,225	3,244
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2002-A, RADIAN insured, 5.375% 2020	1,000	948
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	2,000	1,447
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.70% 2026	1,000	763
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements),
Series 2006, RADIAN insured, 5.00% 2032	1,150	985
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	1,245	674
		76,705

MASSACHUSETTS — 1.65%
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2017	750	787
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2019	1,000	1,023
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2020	950	962
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2021	3,000	3,025
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series U-4, 5.60% 2035	5,750	5,947
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2014	675	715
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,490	1,358
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.00% 2036	1,000	811
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.25% 2016	1,450	1,232
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.25% 2017	1,525	1,260
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.50% 2022	2,000	1,498
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.50% 2027	1,500	1,042
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2035	1,000	664
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2042	2,500	1,554
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	3,500	4,055
G.O. Bonds, Consolidated Loan of 2000, Series B, 6.00% 2016 (preref. 2010)	8,200	8,548
G.O. Bonds, Consolidated Loan of 2008, Series A, 5.00% 2033	8,070	8,454
G.O. Bonds, Consolidated Loan of 2008, Series A, 5.00% 2038	2,000	2,077
G.O. Ref. Bonds, Series 2004-A, 5.25% 2021	15,000	17,740
G.O. Ref. Bonds, Series 2008-A, 5.00% 2028	10,000	10,757
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2022	1,315	1,333
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2026	1,605	1,558
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue),
Series 2009-K-2, 5.00% 2039 (put 2015)	1,200	1,250
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-1, 5.00% 2028	2,000	1,844
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-1, 5.125% 2033	2,500	2,259
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-2, 5.375% 2025	2,500	2,454
Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036	4,320	4,766
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue),
Series 2005-C, FGIC-National insured, 5.00% 2015	2,500	2,571
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue),
Series 2005-C, FGIC-National insured, 5.00% 2016	5,945	6,047
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
Series 2008-O, 6.00% 2036	1,000	1,143
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue),
Series 2007-G-2, FSA insured, 0.90% 2042[1]	5,000	5,000
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,335	1,433
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014	1,085	1,174
Housing Fin. Agcy., Housing Bonds, Series 2003-B-1, 4.50% 2014	970	1,015
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2003-C, 5.25% 2013	2,000	2,275
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.50% 2017	3,000	3,568
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 4), National insured, 5.25% 2015	2,000	2,093
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
Series A, National insured, 5.00% 2010	1,000	1,024
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
Series A, National insured, 5.25% 2015	5,000	5,232
Health and Educational Facs. Auth., Rev. Bonds (Northeastern University Issue), Series T-2, 4.10% 2037 (put 2012)	4,500	4,556
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	5,000	5,495
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	4,034
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	5,738
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.25% 2018	1,000	1,189
Water Resources Auth., General Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	1,000	1,119
Water Resources Auth., General Rev. Ref. Bonds, Series 2009-B, 5.00% 2024	1,000	1,103
Water Resources Auth., General Rev. Ref. Bonds, Series 2009-B, 5.00% 2039	1,000	1,032
		145,814

MICHIGAN — 2.41%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, National insured, 5.00% 2031 (put 2011)	5,000	5,005
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)	4,500	5,020
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. and Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.00% 2038	5,800	4,778
City of Detroit, Sewage Disposal System Rev. Ref. Bonds (Tax-Exempt Notes), Series 2006-D, FSA insured, 1.00% 2032[1]	4,870	3,646
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,014
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2005-A, FSA insured, 5.00% 2016	4,000	4,142
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2005-A, FSA insured, 5.00% 2018	4,920	4,985
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	500	341
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2017	5,000	5,462
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,445
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	2,500	2,692
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2008, 5.00% 2012	1,390	1,491
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Kalamazoo College Project), Series 2007-A, 5.00% 2036	1,080	1,049
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2018	1,735	1,681
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2020	2,215	2,103
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2021	2,165	2,020
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	10,000	7,960
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2007-A, 5.00% 2015	1,000	983
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2007-A, 5.00% 2016	1,000	969
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2007-A, 5.00% 2017	3,000	2,885
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2003, 5.50% 2016	7,475	7,451
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Sparrow Obligated Group), Series 2007, 5.00% 2013	1,500	1,560
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Sparrow Obligated Group), Series 2007, 5.00% 2016	1,200	1,220
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Sparrow Obligated Group), Series 2007, 5.00% 2018	1,000	1,005
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2010	1,500	1,545
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2011	1,285	1,341
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2013	1,000	953
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2014	1,525	1,345
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.625% 2016	1,760	1,612
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.80% 2012 (preref. 2009)	1,075	1,098
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2014 (preref. 2013)	2,440	2,776
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2015 (preref. 2013)	5,000	5,688
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016 (preref. 2013)	2,500	2,844
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2026	7,720	7,262
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 4.75% 2031	3,360	2,858
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	12,705	11,178
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,000	1,012
Hospital Fin. Auth., Rev. and Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.50% 2033	5,000	5,441
Hospital Fin. Auth., Rev. and Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	2,500	2,753
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020	4,580	4,594
Kent Hospital Fin. Auth., Rev. and Ref. Bonds (Spectrum Health), Series 2005-B, 5.00% 2011	2,000	2,110
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	6,000	6,425
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.50% 2014 (preref. 2011)	1,000	1,093
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-B, 5.50% 2017 (preref. 2011)	1,100	1,203
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.50% 2019	1,405	1,266
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.50% 2035	1,500	1,093
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (YMCA Service Learning Academy Project),
Series 2001, 7.75% 2031	4,150	3,571
Municipal Bond Auth., School Loan Rev. Ref. Bonds, Series 2003-A, 5.25% 2013	10,790	11,608
Municipal Bond Auth., State Clean Water Revolving Fund Rev. Bonds, Series 2006, 5.00% 2016	1,000	1,133
Municipal Bond Auth., State Clean Water Revolving Fund Rev. Bonds, Series 2006, 5.00% 2017	1,500	1,677
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds, Series 2001, 5.25% 2016	3,000	3,190
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	2,000	2,284
City of Royal Oak Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.00% 2029	2,000	2,298
City of Royal Oak Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.25% 2039	3,000	3,442
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.00% 2009	2,000	2,012
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	1,000	1,113
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	8,000	8,424
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I, 5.50% 2016	3,000	3,113
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facilities Project), 5.625% 2020	1,500	1,589
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facilities Project), 5.25% 2029 (put 2014)	4,750	4,897
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), 5.50% 2029 (put 2016)	2,000	2,070
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project),
Series 1995-CC, AMBAC insured, 4.85% 2030 (put 2011)	2,500	2,517
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 5.125% 2022	6,585	5,855
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Turbo Term Bonds,
Series 2008-A, 6.875% 2042	7,010	6,164
Board of Trustees of Western Michigan University, General Rev. Ref. Bonds,
Series 2009, ASSURED GUARANTY insured, 5.00% 2010	1,000	1,048
Board of Trustees of Western Michigan University, General Rev. Ref. Bonds,
Series 2009, ASSURED GUARANTY insured, 5.00% 2016	2,000	2,235
		213,637

MINNESOTA — 0.11%
Higher Education Facs. Auth., Rev. Bonds (College of Saint Benedict), Series Six-V, 4.00% 2010	1,230	1,243
Higher Education Facs. Auth., Rev. Bonds (College of Saint Benedict), Series Six-V, 4.00% 2011	1,400	1,439
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.25% 2017	1,750	1,814
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.50% 2022	1,000	1,013
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013	805	807
Minneapolis/St. Paul Housing Fin. Board, Single-family Mortgage Rev. Bonds
(Mortgage-backed Securities Program — City Living Home Programs), Series 2006-A-3, 5.70% 2027	2,992	3,115
		9,431

MISSISSIPPI — 0.66%
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition Program),
Series 2001-A, AMBAC insured, 5.00% 2031	7,500	6,446
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2020	1,000	953
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2021	1,225	1,155
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2026	5,565	4,982
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013	2,000	2,286
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015	3,000	3,487
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017	8,000	9,354
Home Corp., Single-family Mortgage Rev. Bonds, Series 2007-A-1, 5.50% 2038	6,980	7,257
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	1,000	1,051
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-1, 5.00% 2024	15,205	15,467
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital Project),
Series 2000, FSA insured, 5.50% 2027 (preref. 2011)	1,000	1,070
Hospital Equipment and Facs. Auth., Rev. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2017	3,000	2,986
Hospital Equipment and Facs. Auth., Rev. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	2,000	1,878
		58,372

MISSOURI — 0.53%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2017	1,000	975
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2018	1,500	1,451
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2036	5,000	3,990
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds,
Series 2006, CIFG insured, 4.00% 2026	1,250	1,267
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 5.00% 2014	1,260	1,302
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	1,600	1,489
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (St. Luke’s Episcopal — Presbyterian Hospitals),
Series 2006, 5.00% 2019	2,830	2,862
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	1,000	1,055
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2027	2,930	2,354
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2037	3,065	2,232
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	4,215	3,048
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-C, 4.90% 2036	1,500	1,567
I-470 and 350 Transportation Dev. Dist. (Lee’s Summit), Transportation Sales Tax Ref. and Improvement Rev. Bonds,
Series 2007, RADIAN insured, 4.60% 2029	2,210	2,035
Joint Municipal Electric Utility Commission, Power Project Rev. Bonds (Plum Point Project),
Series 2006, National insured, 5.00% 2020	1,620	1,602
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2026	6,500	5,301
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2032	7,300	5,720
Industrial Dev. Auth. of the City of Riverside, Industrial Dev. Rev. Bonds
(Riverside Horizons Infrastructure Project — City of Riverside), Series 2007-A, ACA insured, 5.00% 2020	1,500	1,495
Industrial Dev. Auth. of the City of Riverside, Industrial Dev. Rev. Bonds
(Riverside Horizons Infrastructure Project — City of Riverside), Series 2007-A, ACA insured, 5.00% 2027	2,750	2,540
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road),
Series 2002, 7.20% 2033	5,500	4,476
		46,761

NEBRASKA — 0.56%
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. and Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	10,795	10,707
Educational Fin. Auth., Rev. and Ref. Bonds (Concordia University Project), Series 2007, 5.00% 2037	2,350	1,747
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2007-A, 5.00% 2039	5,000	5,062
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2007-A, 5.00% 2043	20,000	20,135
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2033	1,000	1,062
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2039	1,000	1,056
Public Power Dist., General Rev. Bonds, Series 2008-B, 5.00% 2028	4,490	4,654
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln Parking Project),
Series 2005, 4.50% 2015	1,000	1,120
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln Parking Project),
Series 2005, 4.50% 2020	3,575	3,789
		49,332

NEVADA — 2.20%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2023	10,000	10,370
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	2,420	2,562
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2022	20,000	20,950
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2023	7,000	7,272
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2008, 5.625% 2032	1,000	1,062
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC-National insured, 5.00% 2036	20,000	19,283
Clark County, G.O. (Limited Tax) Bond Bank Bonds, National insured, 5.00% 2032 (preref. 2012)	2,760	3,093
Clark County, G.O. (Limited Tax) Bond Banks Bonds, Series 2001, FGIC insured, 5.50% 2016 (preref. 2011)	3,000	3,246
Clark County, G.O. (Limited Tax) Bond Bank Bonds, Series 2008, 5.00% 2021	11,155	11,736
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Improvement and Ref. Bonds,
Series 2007, AMBAC insured, 5.00% 2020	2,500	2,648
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
Series 1999, 7.50% 2019 (preref. 2009)	7,935	8,227
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	3,785	2,528
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
Series 2001-A, 6.30% 2021	985	649
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
Series 2001-B, 6.75% 2021	1,495	1,027
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.60% 2013	1,670	1,567
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.75% 2014	2,210	2,048
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds,
Series 2003, 6.375% 2023	5,130	4,074
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2008-C, 5.00% 2020	7,115	7,705
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2008-C, 5.00% 2024	5,550	5,798
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2005-A, 5.00% 2015	9,695	10,739
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,295	1,376
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	185	197
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 4.00% 2012	7,425	7,530
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2014	1,500	1,561
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2015	2,000	2,063
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 4.80% 2014	1,775	781
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2018	370	295
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2025	4,095	2,745
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,500	963
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	11,000	3,979
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.65% 2009	990	992
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.75% 2013	3,810	3,755
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.90% 2018	2,860	2,623
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2024	4,850	5,038
Housing Division, Single-family Mortgage Bonds, Series 1999-A-1, 4.75% 2012	40	40
City of Las Vegas, G.O. (Limited Tax) Sewer and Flood Control Bonds,
Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	2,855	3,063
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2014	3,920	3,961
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.60% 2014	1,605	1,401
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.625% 2015	2,430	2,052
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 6.25% 2024	2,175	1,471
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B),
Local Improvement and Ref. Bonds, Series 2007, 5.875% 2021	2,000	1,255
Las Vegas Monorail Project, Rev. Capital Appreciation Bonds, 1st Tier, Series 2000, AMBAC insured, 0% 2010	3,545	3,034
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2022	3,295	3,079
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2027	9,385	8,256
City of Reno, Hospital Rev. Bonds (Washoe Medical Center Project), Series 2004-A, AMBAC insured, 5.50% 2028	1,625	1,562
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,659
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured, 5.50% 2016 (preref. 2011)	3,105	3,371
		194,686

NEW HAMPSHIRE — 0.18%
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	996
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	6,000	5,570
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.00% 2037	8,500	7,425
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2024	1,910	1,879
		15,870

NEW JERSEY — 3.33%
Certs. of Part., Series 2004-A, 5.00% 2010	6,500	6,684
Certs. of Part., Series 2004-A, 5.00% 2013	3,625	3,952
Certs. of Part., Series 2004-A, 5.00% 2015	8,000	8,670
Certs. of Part., Series 2008-A, 5.00% 2023	1,000	1,034
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	2,000	2,015
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	8,250	8,231
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	9,500	9,506
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2018 (preref. 2014)	1,000	1,192
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2031 (preref. 2014)	6,500	7,748
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
Series 2001-A, 7.25% 2031 (preref. 2011)	9,000	10,131
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.),
Series 2000-A, 8.25% 2030 (preref. 2010)	6,000	6,584
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.00% 2016	1,000	901
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	1,375	1,084
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036	4,635	3,326
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	880	852
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.50% 2018	1,000	971
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010	1,000	1,026
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2017	2,000	2,181
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2018	2,000	2,159
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-P, 5.25% 2018	1,500	1,646
Econ. Dev. Auth., School Facs. Construction Ref. Bonds, Series 2008-W, 5.00% 2019	2,315	2,548
Educational Facs. Auth., Rev. Bonds (Richard Stockton College of New Jersey Issue), Series 2008-A, 5.375% 2038	3,000	3,062
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2021	1,000	1,057
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2024	4,630	4,762
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.50% 2036	3,000	3,086
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-A, RADIAN insured, 5.25% 2016 (escrowed to maturity)	4,740	5,585
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-B, National insured, 5.25% 2015 (escrowed to maturity)	2,150	2,509
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2016	7,500	8,047
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	8,000	8,522
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2019	7,500	7,862
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2009-F, 5.00% 2039	7,200	7,491
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024 (preref. 2013)	2,290	2,411
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	8,525	7,864
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	48,750	39,457
Transit Corp., Certs. of Part., Series 2000-B, AMBAC insured, 5.50% 2010	5,170	5,375
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	5,500	5,999
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2016	5,000	5,322
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2018	7,750	8,063
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2021	5,000	5,081
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2019	9,000	10,049
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2020	15,000	16,651
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	11,033
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	20,000	21,826
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series A, 0% 2039	18,000	2,801
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	8,715
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020	4,000	4,220
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	5,000	5,453
		294,744

NEW MEXICO — 0.29%
Bernalillo County, Gross Receipts Tax Rev. Ref. Bonds, Series 1998, 5.20% 2021	6,040	6,732
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2014	4,785	4,922
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2015	5,025	5,139
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2017	1,000	1,006
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	1,000	1,073
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series B-2, Class I, 5.65% 2039	1,500	1,586
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 3.50% 2010	145	148
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	5,000	5,224
		25,830

NEW YORK — 5.55%
Dormitory Auth., FHA insured Mortgage Hospital Rev. Bonds (Kaleida Health), Series 2006, 4.60% 2027	14,055	13,219
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	3,000	3,304
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	20
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	20
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010	1,760	1,784
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-2, 5.00% 2023	10,000	10,509
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2023	7,150	7,514
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2026	3,535	3,617
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2013	2,710	2,791
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2014	3,275	3,350
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015	1,495	1,514
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2019	2,100	2,262
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	3,634
Dormitory Auth., St. Luke’s-Roosevelt Hospital Center, FHA insured Mortgage Hospital Rev. Bonds,
Series 2000-A, 5.75% 2021	1,945	1,992
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2004-A, 5.00% 2011	2,580	2,742
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2008-B, 5.00% 2023	10,000	10,981
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2028	8,000	8,492
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-A, 5.25% 2023	5,000	5,587
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-A, 7.50% 2013	3,500	4,120
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011	505	556
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	25,845	27,933
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 6.00% 2029 (put 2012)	10,000	10,996
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011 (preref. 2010)	310	324
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Bonds, Series 2002-I, 5.25% 2016	2,295	2,535
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Bonds, Series A, 5.25% 2023	5,000	5,669
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	5,980
Environmental Facs. Corp., State Personal Income Tax Rev. Bonds (Environment), Series 2009-A, 5.25% 2023	3,505	3,888
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2015	2,000	2,136
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2016	2,605	2,763
New York City, Health and Hospitals Corp., Health System Bonds, Series 2008-A, 5.50% 2020	7,120	7,696
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.20% 2010	1,750	1,765
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012	6,815	7,498
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2013	1,500	1,656
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014	4,500	4,974
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	4,000	4,240
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-B, 5.00% 2035	2,000	2,006
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-C, 5.00% 2035	2,500	2,507
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.25% 2021	6,020	6,555
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.50% 2024	2,700	2,904
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 6.25% 2033	2,000	2,258
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014 (preref. 2013)	2,400	2,785
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021 (preref. 2013)	1,000	1,160
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2022	5,000	5,504
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2029	1,500	1,575
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2030	2,000	2,097
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2034	3,000	3,038
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024	8,000	8,133
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	13,000	13,956
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.25% 2014	1,000	1,112
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,099
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2006-B, 4.50% 2036	2,505	2,258
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	6,500	7,248
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.25% 2011	3,500	3,726
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016	3,240	3,411
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012	7,205	7,778
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021	1,680	1,735
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012	1,000	1,103
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.625% 2013	5,000	5,524
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014	2,500	2,794
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	4,000	4,310
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2010	2,500	2,597
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015	2,000	2,194
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2016	5,000	5,417
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013	2,020	2,221
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2020	2,500	2,664
City of New York, G.O. Bonds, Fiscal 2006 Series J, Subseries J-1, 5.00% 2021	5,000	5,329
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016 (preref. 2011)	270	292
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012 (preref. 2011)	605	669
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-C-1, 5.50% 2034	1,000	1,017
New York City Industrial Dev. Agcy., Civic Fac. Rev. Bonds
(2000 Polytechnic University Project), 6.125% 2030 (preref. 2010)	1,860	1,997
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	22,000	19,702
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	5,000	3,801
New York City Municipal Water Fin. Auth., Water and Sewer System General Resolution Rev. Bonds,
Fiscal Series 2009-EE, 5.00% 2018	5,000	5,699
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Fiscal Series 2006-C, 4.75% 2033	10,000	10,051
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2008 Series S-1, 5.00% 2022	2,500	2,649
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-4, 5.00% 2018	3,000	3,305
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.25% 2022	5,000	5,422
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-B, 4.50% 2027	5,000	5,006
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026[5]	20,300	22,027
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029[5]	9,600	10,111
New York City Transitional Fin. Auth., Tax-Exempt Future Tax Secured Bonds, Series 2007-A, Subseries A-1, 5.00% 2021	5,000	5,457
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2001-C, 5.375% 2015 (preref. 2011)	2,000	2,129
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School), Series 2009-B, 2.75% 2036 (put 2012)	3,000	3,045
St. Lawrence County Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Clarkson University Project), Series 2007, 4.25% 2022	1,745	1,680
St. Lawrence County Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Clarkson University Project), Series 2007, 4.375% 2023	1,815	1,759
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	6,000	4,538
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.50% 2015	13,250	14,364
State Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-A, 5.00% 2022	1,500	1,628
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2015 (preref. 2012)	2,500	2,788
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2016 (preref. 2012)	4,670	5,208
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2009-A, 5.00% 2022	5,000	5,518
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
(Peconic Landing at Southold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	2,024
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project),
Series 2006, 5.00% 2028	3,000	2,531
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2010	3,000	3,092
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2008-A, 5.00% 2020	10,000	11,110
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010	3,500	3,675
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2016	4,100	4,501
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Bonds, Series Y, 6.00% 2012 (escrowed to maturity)	780	831
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.00% 2017 (put 2011)	9,000	9,334
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-D, 5.25% 2021	8,500	9,190
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.00% 2036	10,150	10,358
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.50% 2017 (preref. 2011)	535	569
		492,136

NORTH CAROLINA — 1.61%
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2015	1,260	1,310
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016	1,220	1,252
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017	1,390	1,411
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2025	2,750	3,030
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2026	2,250	2,465
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2027	2,500	2,720
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2028	2,245	2,425
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 1993-B, FGIC-National insured, 6.00% 2025	11,225	12,378
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2005-A, AMBAC insured, 5.00% 2020	11,000	11,215
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2008-A, 5.00% 2023	4,000	4,016
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2008-A, 5.00% 2024	9,855	9,814
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	3,146
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	2,220
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 2026	2,500	2,789
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014	4,450	4,547
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.60% 2015	2,500	2,554
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.65% 2016	2,000	2,043
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017	4,775	4,877
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026	3,500	3,554
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,045
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	2,500	2,687
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.25% 2013	2,000	2,176
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2016	2,500	2,621
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	5,250	5,458
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.375% 2010	1,000	1,012
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,750	3,014
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2014	2,000	2,192
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	5,000	3,643
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2008-A, 5.25% 2020	2,000	2,154
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010	1,475	1,501
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, AMBAC insured, 5.25% 2015	2,000	2,132
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, FSA insured, 5.25% 2016	3,000	3,198
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.125% 2021	500	514
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.125% 2022	1,040	1,067
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2023	1,125	1,141
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2024	1,155	1,169
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2024	1,185	1,200
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2007, 5.00% 2011	11,585	12,286
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2015	2,040	2,302
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	3,300	3,734
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.25% 2020	5,000	5,696
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2014	1,900	2,140
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2015	1,155	1,309
		143,157

OHIO — 2.65%
Ohio Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2020	11,500	11,887
Ohio Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2014	6,000	6,360
Ohio Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	17,200	17,834
Ohio Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	4,400	4,622
American Municipal Power — Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.25% 2022	10,000	10,788
American Municipal Power — Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.00% 2038	20,000	20,041
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	9,945	8,956
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	44,500	37,728
Building Auth., State Facs. Ref. Bonds (Adult Correctional Building Fund Projects),
Series 2004-C, National insured, 5.25% 2017	10,000	11,542
County of Butler, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center Project),
Series 2006-K, FGIC-National insured, 4.25% 2030	4,000	2,934
City of Centerville, Health Care Rev. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2027	3,080	2,738
City of Centerville, Health Care Rev. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2038	2,000	1,641
City of Cleveland, Airport System Rev. Bonds, Series 2006-A, AMBAC insured, 5.25% 2021	4,000	4,391
County of Franklin, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2005-A, 5.00% 2015	1,710	1,873
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037	14,455	10,561
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.50% 2037 (put 2011)	1,000	1,038
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (put 2014)	2,000	2,120
Higher Educational Fac., Rev. Bonds (College of Wooster 2005 Project), 5.00% 2015	1,070	1,166
Higher Educational Fac., Rev. Bonds (College of Wooster 2005 Project), 5.00% 2020	1,655	1,712
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2011	545	561
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2012	620	646
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.90% 2014	670	692
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 4.00% 2015	695	716
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.125% 2028	6,000	6,195
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2029	2,000	2,071
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2033	3,000	3,069
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,750	2,228
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.75% 2036	5,000	4,092
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series B, 4.875% 2039 (put 2015)	1,000	1,010
Housing Fin. Agcy., Capital Fund Rev. Bonds, Series 2007-A, FSA insured, 5.00% 2022	7,565	8,161
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series C, 4.50% 2039	1,750	1,784
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028	1,575	1,721
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Ref. Series 2009-A, 5.00% 2019	5,000	5,788
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	3,000	2,768
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021	2,000	1,885
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,000	1,079
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2016	2,665	2,805
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2015	2,950	3,169
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2016	3,880	4,099
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2020	8,510	8,691
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2021	1,660	1,538
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2026	3,250	2,842
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,047
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022	415	423
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030	665	674
County of Richland, Hospital Facs. Rev. Ref. Bonds (MedCentral Health System Obligated Group),
Series 2006, 5.125% 2021	1,000	980
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022 (preref. 2010)	835	899
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030 (preref. 2010)	1,335	1,438
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds (Water Quality), Series 2002, 5.25% 2015 (preref. 2012)	2,000	2,225
		235,228

OKLAHOMA — 0.30%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.30% 2016[2]	1,000	953
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.60% 2021[2]	1,400	1,273
Dev. Fin. Auth., Health System Rev. and Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-B, 5.25% 2038	5,000	5,093
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-A, 5.25% 2029	1,000	1,033
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-B, 4.90% 2036	4,965	5,152
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2021	950	788
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2023	2,035	1,629
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.875% 2030	5,000	3,688
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2020	1,250	1,280
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2023	2,045	2,046
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	3,000	3,232
		26,167

OREGON — 0.21%
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 5.625% 2026	5,830	4,012
Dept. of Administrative Services, Certs. of Part. (Tax-Exempt), Series 2009-A, 5.00% 2023	3,100	3,351
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.25% 2024	3,500	3,900
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2028	3,500	3,727
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2020	3,830	3,860
		18,850

PENNSYLVANIA — 2.51%
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2012	4,000	3,730
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2017	14,550	11,690
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2028	7,450	4,973
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	9,250	9,887
Allegheny County, Certs. of Part. (ACJCT Fac. Holdings LP), AMBAC insured, 5.00% 2019	2,150	2,163
Port Auth. of Allegheny County, Special Rev. Ref. Transportation Bonds, Series 2001, FGIC-National insured, 5.50% 2015	1,000	1,049
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2013	1,345	1,336
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.125% 2025	2,000	1,673
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 5.90% 2027	750	595
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	4,500	3,470
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds (Jefferson Health System),
Series 1997-B, 5.375% 2027	4,150	4,162
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1997-A, 5.00% 2010	1,000	1,008
Cumberland County Municipal Auth., Rev Bonds (Presbyterian Homes Obligated Group Project),
Series 2008-A, 5.00% 2011	890	893
Cumberland County Municipal Auth., Rev Bonds (Presbyterian Homes Obligated Group Project),
Series 2008-A, 5.00% 2017	1,705	1,622
Delaware County Auth., Rev. Bonds (Catholic Health Systems), Series A, AMBAC insured, 5.00% 2010	2,465	2,519
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Bonds (Allegheny Energy Supply Company, LLC Project),
Series 2009, 7.00% 2039	10,500	10,869
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project),
Series 2007-A, 5.40% 2016	720	700
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds,
Series D, Subseries D-2, FSA insured, 5.00% 2033 (put 2013)	2,000	2,069
Harrisburg Auth., Dauphin County, Water Rev. Ref. Bonds, Series 2008, 5.25% 2031	5,000	5,197
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	2,000	1,900
Higher Educational Facs. Auth., Rev. Bonds (State University System), Series AJ, 5.00% 2020	1,000	1,116
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2016	5,000	5,657
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2020	10,185	11,258
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998, ACA insured, 5.70% 2009	335	333
McKean County Hospital Auth., Hospital Rev. Bonds (Bradford Hospital Project), Series 2005, ACA insured, 5.00% 2016	3,125	2,650
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	4,500	3,362
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-A, 4.50% 2036	7,500	5,651
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,500	2,514
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2017	2,300	2,283
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series A-1, 5.00% 2011	1,240	1,282
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series A-1, 5.00% 2012	1,450	1,512
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028	17,500	15,738
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2024	1,000	1,103
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2027	1,000	1,082
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2028	1,000	1,076
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.25% 2025	2,000	2,073
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.25% 2036	1,250	1,258
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2024	2,085	2,083
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2025	2,225	2,200
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2026	2,395	2,364
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2027	2,505	2,442
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Health System Obligated Group), Series 2005-A, 6.625% 2023	11,000	11,000
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds
(Temple University Hospital), Series 2007-B, 5.00% 2017	5,135	4,873
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	990	990
School Dist. of Philadelphia, G.O. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	7,500	7,937
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2006-B, FSA insured, 5.00% 2027	9,820	10,465
City of Pittsburgh, G.O. Ref. Bonds, Series 2008-A-1, 5.00% 2014	2,000	2,056
Health Care Facs. Auth. of Sayre, Rev. Bonds (Guthrie Health Issue), Series 2007, 1.227% 2024[1]	14,500	8,461
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project and Ref. Bonds,
Series 2002-A, 5.00% 2015	500	574
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project and Ref. Bonds,
Series 2002-A, 5.25% 2018	1,000	1,166
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2037 (put 2013)	6,750	7,542
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2009-B, 5.50% 2022	7,000	7,960
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2009-B, 5.00% 2028	5,000	5,275
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	2,770	1,682
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.25% 2013	2,500	2,403
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.75% 2026	2,800	2,251
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group),
Series 2000-B, 8.125% 2030 (preref. 2010)	6,500	7,112
		222,289

PUERTO RICO — 0.44%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	310	323
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	2,500	2,473
Government Dev. Bank, Series 2006-B, 5.00% 2014	2,500	2,536
Government Dev. Bank, Series 2006-B, 5.00% 2015	3,000	3,022
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,200	1,300
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.125% 2027	2,000	2,037
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	7,500	8,283
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 6.25% 2021	3,000	3,121
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	12,500	13,035
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, AMBAC insured, 0% 2054	30,000	1,649
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	11,000	1,658
		39,437

RHODE ISLAND — 0.48%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,491
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,395
Depositors Econ. Protection Corp., Special Obligation Bonds,
Series 1993-A, National insured, 5.75% 2012 (escrowed to maturity)	4,850	5,493
Health and Educational Building Corp., Higher Education Fac. Rev. Ref. Bonds, Johnson & Wales University Issue,
Series 2003, XLCA insured, 5.00% 2010	2,265	2,295
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021	210	216
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, 5.00% 2012	1,400	1,449
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2016	9,030	9,766
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2017	7,145	7,633
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2018	7,360	7,781
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021 (preref. 2012)	1,290	1,467
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,278
		42,264

SOUTH CAROLINA — 2.64%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2005, 5.50% 2016	13,450	15,334
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2015	5,000	5,563
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	20,613
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, ASSURED GUARANTY insured, 5.00% 2025	15,000	15,772
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2004, 5.00% 2017	16,355	17,465
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2019	2,145	2,299
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2020	7,500	7,999
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2021	9,535	10,104
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2022	5,000	5,270
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2021	8,190	8,619
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2031	5,000	5,030
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, ASSURED GUARANTY insured, 5.00% 2017	1,000	1,052
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, ASSURED GUARANTY insured, 5.00% 2018	2,000	2,080
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project),
Series 1998-A, National insured, 5.25% 2010	2,785	2,847
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	2,765	2,476
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	1,015	741
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	1,000	660
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	2,680	3,137
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	320	375
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	2,000	2,035
Kershaw County Public Schools Foundation, Installment Purchase Rev. Bonds
(Kershaw County School Dist., South Carolina Project), Series 2006, CIFG insured, 5.00% 2021	2,500	2,617
Kershaw County Public Schools Foundation, Installment Purchase Rev. Bonds
(Kershaw County School Dist., South Carolina Project), Series 2006, CIFG insured, 5.00% 2022	2,500	2,594
Lancaster County, Sun City Carolina Lakes Improvement Dist., Assessment Rev. Bonds, Series 2006, 5.45% 2037	5,570	3,985
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. and Improvement Bonds,
Series 1997, FSA insured, 5.00% 2009	1,000	1,006
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2019	1,000	1,030
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2020	1,265	1,295
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2021	2,500	2,532
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2032	2,000	1,900
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2014	500	543
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2015	500	540
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2016	1,000	1,074
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2018	1,000	1,050
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.25% 2026	2,000	1,303
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, FSA insured, 5.00% 2017	5,000	5,302
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, FSA insured, 5.00% 2018	4,000	4,193
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC-National insured, 6.25% 2021	4,640	5,157
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	8,420	8,515
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.375% 2028	3,000	3,272
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	21,509
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2018	3,000	3,430
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.25% 2039	3,500	3,682
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2009-A, 5.00% 2032	5,000	5,169
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
Series 2001-B, 6.00% 2022 (preref. 2012)	11,660	12,287
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Ref. Bonds, Series 2008, 5.00% 2018	5,805	5,806
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	3,000	2,891
County of York, Pollution Control Rev. Ref. Bonds (North Carolina Electric Membership Corp. Project),
Series 2000-B-2, 2.25% 2024	2,000	1,991
		234,144

SOUTH DAKOTA — 0.14%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014	3,780	3,206
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
Series 1999, National insured, 5.00% 2009	4,010	4,010
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
Series 1999, National insured, 5.00% 2010	4,175	4,181
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2002-F, 4.30% 2014	1,030	1,065
		12,462

TENNESSEE — 1.52%
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2022	3,000	3,259
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2024	2,000	2,150
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2028	4,500	4,712
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	4,335	4,136
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	6,081
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2019	2,000	1,854
Health, Educational and Housing Facs. Board of the County of Knox, Hospital Facs. Rev. Ref. and Improvement Bonds
(Catholic Healthcare Partners), Series 2001-A, 4.70% 2013	1,150	1,212
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds,
Series 1990-A, National insured, 6.25% 2013	2,000	2,102
City of Memphis, Electric System Rev. Bonds, Series 2003-A, National insured, 5.00% 2012	1,500	1,656
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2001, 5.00% 2009	1,500	1,500
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2002, 5.05% 2012	10,900	11,302
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	3,550	4,043
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	5,950	6,776
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011	3,750	3,631
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.75% 2014 (preref. 2012)	2,360	2,723
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.75% 2016 (preref. 2012)	2,690	3,103
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,255	1,430
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	745	849
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2032 (preref. 2012)	6,000	6,835
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2011	6,000	5,925
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	3,000	2,892
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	6,000	6,064
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	9,941
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	20,000	19,554
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2021	10,000	9,759
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2018	4,000	3,969
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2027	1,785	1,669
Tennessee State G.O. Bonds, Series A, 5.00% 2022	2,000	2,217
Tennessee State G.O. Bonds, Series A, 5.00% 2027	1,000	1,078
Tennessee State School Bond Auth. Higher Educational Facs. Second Program Bonds, Series 2009-A, 5.00% 2039	2,435	2,516
		134,938

TEXAS — 14.47%
Abilene Independent School Dist. (Taylor and Jones Counties), Unlimited Tax School Building Bonds,
Series 2005, 5.00% 2020	2,795	3,035
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, FSA insured, 5.50% 2014	2,830	3,050
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, FSA insured, 5.50% 2015	3,320	3,578
Arlington Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,000	2,212
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.50% 2024	2,770	3,039
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.00% 2027	1,000	1,046
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.00% 2028	3,000	3,113
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.25% 2033	4,000	4,141
City of Austin (Travis and Williamson Counties), Electric Utility Rev. Ref. Bonds,
Series 2003, National insured, 5.00% 2011	1,000	1,074
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2001, FSA insured, 5.75% 2016	35	38
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2009, 5.125% 2029	1,500	1,579
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	20,825
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Inc. Project), National insured, 4.90% 2015	2,860	2,803
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Inc. Project), Series 1999-A, 5.375% 2019	3,500	3,501
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	1,000	1,120
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2019	5,000	5,548
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2016	2,285	2,490
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC-National insured, 5.00% 2035	2,500	2,119
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	740
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.75% 2036	3,000	2,051
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	2,300	1,785
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds,
Series 2001, 5.25% 2016	1,965	2,128
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. Bonds, Capital Appreciation Bonds,
Series 1993-A, 0% 2013	6,675	6,216
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2020	2,205	2,462
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2021	2,000	2,211
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds,
Series 2009-A, 5.00% 2025	2,760	2,946
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds,
Series 2001, 5.25% 2016 (preref. 2012)	1,535	1,691
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
Series 2007-A, 5.00% 2018	2,000	2,288
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. Bonds, Series 2005, 5.00% 2016	5,335	6,030
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2014	3,400	3,570
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2002, 5.00% 2009	1,285	1,290
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2005, 5.00% 2015	1,820	2,020
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2015 (preref. 2011)	2,000	2,124
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2025	2,535	2,744
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2013	2,465	2,659
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2015	3,725	4,018
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2017	2,000	2,281
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2022	5,000	5,444
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds,
Series 2001, 5.50% 2014 (preref. 2011)	2,050	2,234
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds,
Series 2001, 5.50% 2015 (preref. 2011)	2,150	2,343
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds,
Series 2001, 5.50% 2016 (preref. 2011)	1,125	1,226
Elgin Independent School Dist. (Bastrop County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2022	1,895	2,078
Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2009, 5.00% 2034	5,000	5,082
Fort Worth Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	10,945	12,527
Friendswood Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse Bonds, Series 2008, 5.00% 2029	3,360	3,550
Frisco Independent School Dist. (Collin and Denton Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-C, 5.00% 2016	1,570	1,782
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2028	1,500	1,602
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2023	1,525	1,665
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,655
Public Fin. Auth., G.O. Ref. Bonds, Series 2001-A, 5.375% 2016	2,540	2,747
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,769
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2015	1,500	1,719
Transportation Commission, G.O. Mobility Fund Bonds, Series 2006-A, 5.00% 2021	3,000	3,324
Transportation Commission, G.O. Mobility Fund Bonds, Series 2006-A, 5.00% 2022	2,500	2,747
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,250	2,602
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	12,545	14,053
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	10,000	10,698
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 4.75% 2037	10,000	10,000
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds, 5.50% 2013	35	36
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds, 5.50% 2015	40	41
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds,
5.50% 2013 (preref. 2010)	2,135	2,185
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds,
5.50% 2015 (preref. 2010)	2,380	2,436
Georgetown Independent School Dist. (Williamson County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2016	2,000	2,252
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Methodist Hospital System), Series 2008-B, 5.25% 2017	3,000	3,328
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Methodist Hospital System), Series 2008-B, 5.50% 2018	3,500	3,917
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project),
Series 2009-A, 5.25% 2035	2,000	2,028
Harris County Flood Control Dist., Contract Tax Ref. Bonds, Series 2008-A, 5.25% 2021	2,000	2,363
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010	2,000	2,095
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.25% 2016	2,700	2,972
Harris County, Permanent Improvement Ref. Bonds, Series 2006-B, 5.00% 2025	10,000	10,721
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015	970	1,049
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2001-A, 6.375% 2029 (preref. 2011)	13,900	15,345
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2015	3,120	3,221
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2016	3,000	3,075
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
Series 1998, FSA insured, 5.50% 2011	5,000	5,312
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
Series 1998, FSA insured, 5.50% 2014	4,790	5,287
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035	1,500	1,649
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health),
Series 2005-A, Subseries 2005-A-5, FSA insured, 1.77% 2036[1]	2,400	2,400
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health),
Series 2005-A-4, FSA insured, 1.73% 2031[1]	14,900	14,900
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2014 (preref. 2011)	1,000	1,091
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2015 (preref. 2011)	2,500	2,728
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2016 (preref. 2011)	2,700	2,947
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2018 (preref. 2011)	2,000	2,183
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.50% 2020 (preref. 2011)	4,000	4,356
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.50% 2021 (preref. 2011)	5,740	6,251
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2015 (preref. 2012)	1,000	1,124
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2016 (preref. 2012)	1,000	1,124
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2018 (preref. 2012)	1,105	1,242
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2009-A, 5.00% 2020	2,315	2,591
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	8,050	8,759
Harris County, Toll Road Rev. and Ref. Bonds, Series 2008-B, 5.00% 2023	5,010	5,342
Harris County, Toll Road Rev. and Ref. Bonds, Series 2008-B, 5.00% 2024	5,000	5,314
Harris County, Toll Road Rev. and Ref. Bonds, Series 2008-B, 5.00% 2033	11,230	11,424
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2026	4,000	4,295
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2038	4,000	4,072
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015 (preref. 2011)	1,530	1,673
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2010	1,000	1,005
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2014	1,000	960
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	6,950	7,372
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2019	5,000	5,292
City of Houston, Airport System Rev. Ref. Bonds, Series A, 5.25% 2029	4,055	4,158
City of Houston, Airport System Rev. Ref. Bonds, Series A, 5.50% 2034	15,500	16,047
City of Houston, Airport System Rev. Ref. Bonds, Series A, 5.50% 2039	7,000	7,192
City of Houston, Public Improvement Ref. Bonds, Series 2008-A, 5.50% 2025	10,000	11,040
City of Houston, Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2025	5,855	6,323
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019	845	553
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019 (escrowed to maturity)	2,155	1,474
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2017	1,035	1,175
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2020	3,540	3,892
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2022	5,260	5,679
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2020	3,245	3,459
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2022	5,500	5,763
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2023	2,510	2,612
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2024	2,635	2,728
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds,
Series 2005, FSA insured, 5.00% 2032	20,000	20,529
Houston Independent School Dist. (Harris County), Limited Tax SchoolHouse Bonds, Series 2008, 5.00% 2024	7,350	7,956
Hurst-Euless-Bedford Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,750	3,174
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2015	445	472
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2016	625	662
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2003-A, 5.00% 2016	2,575	2,820
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2015 (preref. 2011)	845	903
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2016 (preref. 2011)	1,180	1,262
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2020	3,720	4,168
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2021	3,660	4,061
City of Laredo (Webb County), Sports Venue Sales Tax Rev. Improvement and Ref. Bonds,
Series 2005, AMBAC insured, 5.00% 2017	1,000	1,052
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.375% 2015	580	622
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.375% 2015 (preref. 2011)	1,420	1,544
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.50% 2015	110	114
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building Bonds, Series 2009, 5.00% 2027	5,000	5,301
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building Bonds, Series 2009, 5.00% 2028	2,000	2,101
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.50% 2015 (preref. 2010)	1,890	1,982
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2008, 5.00% 2033	7,770	8,002
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2008, 5.00% 2038	6,670	6,825
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2034	1,000	1,030
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2023	2,000	2,209
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2025	2,000	2,181
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2026	1,500	1,626
City of Lubbock, Tax and Waterworks System Surplus Rev. Certificates of Obligation,
Series 2007-A, FSA insured, 5.25% 2027	5,000	5,346
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 4.00% 2012	405	400
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 4.125% 2013	445	436
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 5.25% 2037	1,000	823
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building and Ref. Bonds,
Current Interest Bonds, Series 2001, 5.50% 2016	385	409
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building and Ref. Bonds,
Current Interest Bonds, Series 2001, 5.50% 2016 (preref. 2011)	2,250	2,406
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project),
Series 2005-A, AMBAC insured, 4.40% 2030	7,700	5,977
McKinney Independent School Dist. (Collin County), School Building Unlimited Tax Bonds,
Series 2001, 5.125% 2016 (preref. 2011)	2,075	2,248
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2017	1,940	1,880
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2021	1,235	1,146
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2026	1,690	1,482
Mission Consolidated Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,132
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	5,000	4,793
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	4,729
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2021	1,000	935
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2022	19,000	17,673
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2025	6,000	5,507
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2026	10,850	9,915
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 1.292% 2027[1]	20,000	15,525
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2022	3,500	4,087
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2023	2,500	2,915
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2026	4,655	5,449
North Forest Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Ref. Bonds,
Series 2006-A, 5.00% 2020	1,995	2,133
North Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, FSA insured, 5.00% 2019	1,075	1,122
North Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, FSA insured, 5.00% 2022	1,400	1,438
North Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, FSA insured, 5.00% 2023	1,600	1,638
North Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, FSA insured, 5.00% 2025	5,295	5,389
North Texas Municipal Water Dist., Water System Rev. Bonds, Series 2008, 5.00% 2038	9,000	9,163
North Texas Tollway Auth. System, Rev. Bonds, Series 2009-A, 6.00% 2028	8,000	8,401
North Texas Tollway Auth. System, Rev. Bonds, Series 2009-A, 6.10% 2028	5,000	5,287
North Texas Tollway Auth. System, Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	10,915
North Texas Tollway Auth. System, Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	22,500	22,219
North Texas Tollway Auth. System, Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,064
North Texas Tollway Auth. System, Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2019	5,185	5,619
North Texas Tollway Auth. System, Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	3,760	4,003
North Texas Tollway Auth. System, Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	12,570	13,303
North Texas Tollway Auth. System, Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	5,000	5,278
North Texas Tollway Auth. System, Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	13,000	13,124
North Texas Tollway Auth. System, Rev. Ref. Bonds, Insured Capital Appreciation Bonds,
Series 2008-D, ASSURED GUARANTY insured, 0% 2028	10,000	3,377
North Texas Tollway Auth. System, Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,258
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014	1,885	2,000
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.50% 2014 (preref. 2011)	2,115	2,261
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016 (preref. 2012)	2,560	2,874
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2017 (preref. 2012)	2,695	3,025
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2018 (preref. 2012)	2,835	3,182
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2008-A, 5.25% 2034	3,000	3,157
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2006-A, ACA insured, 5.00% 2028	1,000	722
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2006-A, ACA insured, 5.00% 2036	1,500	996
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,580	1,791
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	1,000	1,145
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2015 (preref. 2011)	2,000	2,179
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2016 (preref. 2011)	2,500	2,724
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2018	15,000	15,047
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	3,000	3,055
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2021	10,000	10,152
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	13,480	13,643
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	2,850	2,810
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	14,275	11,601
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	1,000	1,029
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	8,000	8,174
City of San Antonio, Bexar County, Water System Rev. Ref. Bonds, Series 2001, 5.00% 2016	1,000	1,056
City of San Antonio, Water System Rev. Ref. Bonds, Series 2005, National insured, 5.00% 2019	6,170	6,679
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2017	10,000	11,356
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2018	7,445	8,349
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2023	10,000	10,754
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2025	5,000	5,318
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	4,000	4,519
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2008, 5.00% 2023	10,000	10,840
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds (Forward Delivery), New Series 2003, 5.25% 2011	5,000	5,305
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2015	9,000	10,328
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016	3,360	3,623
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2017	10,000	11,019
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-A, 5.00% 2030	18,080	18,739
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-D, 5.00% 2021	4,000	4,438
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016 (preref. 2012)	1,290	1,405
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2016	5,000	5,692
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	3,930	4,239
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015	475	501
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	70	76
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015 (preref. 2011)	1,890	2,005
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2016 (preref. 2011)	6,000	6,383
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013	4,260	4,578
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2015 (preref. 2011)	1,515	1,650
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016 (preref. 2011)	1,705	1,856
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.00% 2020	1,100	1,090
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2021	1,410	1,400
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2023	1,000	972
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2026	1,675	1,591
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2036	2,100	1,831
Schertz-Cibolo-Universal City Independent School Dist., Unlimited Tax School Building Bonds, Series
2006-A, 5.00% 2016	1,000	1,125
Schertz-Cibolo-Universal City Independent School Dist., Unlimited Tax School Building Bonds, Series 2006-A, 5.00% 2017	1,000	1,113
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2006-A, 5.00% 2017	1,485	1,653
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds,
Series 2005, 5.50% 2030	7,510	8,554
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
Series 2001, 5.375% 2015	1,670	1,764
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
Series 2001, 5.375% 2016	1,290	1,363
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
Series 2001, 5.375% 2015 (preref. 2011)	2,205	2,346
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
Series 2001, 5.375% 2016 (preref. 2011)	1,780	1,894
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2014	1,030	1,166
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2015	1,085	1,240
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2016	1,140	1,284
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2013	2,000	2,151
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2021	5,850	5,985
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2022	5,000	5,081
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2024	5,000	5,053
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2036	2,000	1,891
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Scott and White Memorial Hospital and Scott,
Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2019	5,000	5,171
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Scott and White Memorial Hospital and Scott,
Sherwood and Brindley Foundation Project), Series 2008-A, 5.25% 2028	2,000	2,037
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Scott and White Memorial Hospital and Scott,
Sherwood and Brindley Foundation Project), Series 2008-A, 5.50% 2031	3,000	3,059
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,758
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.25% 2027	6,900	6,225
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.25% 2037	14,355	12,047
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,500	1,215
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds,
Series 1997-A, National insured, 5.75% 2015 (escrowed to maturity)	3,000	3,538
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002-A, 5.00% 2011	1,775	1,876
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2002, FSA insured, 5.00% 2013	3,000	3,321
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2021	1,400	1,537
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2022	1,000	1,087
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2023	1,000	1,080
Board of Regents of the Texas A&M University System, Permanent University Fund Ref. Bonds, Series 2003, 5.25% 2016	5,000	5,582
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2023	2,000	2,226
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series B, 5.00% 2021	1,955	2,215
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series B, 5.00% 2034	4,325	4,507
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series B, 5.00% 2039	3,050	3,144
Board of Regents of the Texas A&M University System, Series A, 5.00% 2020	3,355	3,846
Board of Regents of the Texas A&M University System, Series A, 5.00% 2021	7,235	8,196
Board of Regents of the Texas A&M University System, Series A, 5.00% 2024	3,000	3,314
Board of Regents of the Texas A&M University System, Series B, 5.00% 2020	1,310	1,502
Board of Regents, Texas State University System, Rev. Fncg. System Rev. Bonds, Series 2008, 5.00% 2022	10,045	10,870
Board of Regents, Texas State University System, Rev. Fncg. System Rev. Bonds, Series 2008, 5.25% 2025	4,500	4,862
Board of Regents, Texas State University System, Rev. Fncg. System Rev. Bonds, Series 2009, 5.00% 2029	2,255	2,340
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2009-12, 5.00% 2024	2,000	2,157
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2009-12, 5.00% 2028	3,000	3,143
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2014	1,535	1,454
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,000	2,585
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006, 5.00% 2018	15,000	16,827
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006-A, 5.00% 2011	10,000	10,648
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2018	3,000	3,415
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.50% 2025	2,000	1,608
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	5,200	3,747
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.00% 2014	1,330	1,433
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.75% 2015	1,830	2,001
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2009, 5.00% 2028	7,470	7,849
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
Series 2002-B, 5.25% 2015 (preref. 2012)	7,435	8,074
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
Series 2002-B, 5.25% 2016 (preref. 2012)	2,315	2,514
Board of Regents of the University of Texas System, Permanent University Fund Ref. Bonds, Series 2005-A, 5.00% 2015	3,985	4,595
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
Series 2001-B, 5.375% 2013 (preref. 2011)	2,000	2,173
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
Series 2001-C, 5.375% 2016 (preref. 2011)	4,000	4,346
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds,
Series 2003-B, 5.375% 2016 (preref. 2013)	1,000	1,146
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2006-B, 5.00% 2016	14,570	16,835
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2006-B, 5.00% 2037	5,000	5,145
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016	7,280	8,517
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, National insured, 5.00% 2016	1,000	1,067
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, National insured, 5.00% 2019	3,465	3,574
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System),
Series 2003, National insured, 5.00% 2012 (escrowed to maturity)	1,895	2,096
Water Dev. Board, Rev. Bonds, Series 2008-A, 5.00% 2019	5,390	6,067
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2028	10,500	11,101
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2029	12,500	13,112
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2033	4,745	4,888
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2038	3,000	3,072
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015	1,500	1,657
Weatherford Independent School Dist. (Parker County), Unlimited Tax School Building and Ref. Bonds, Capital Appreciation,
Series 2000, 0% 2018	2,625	1,937
Williamson County, Unlimited Tax Road Bonds, Series 2007, AMBAC insured, 5.00% 2022	1,250	1,323
Ysleta Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	2,480	2,797
		1,283,084

UTAH — 0.37%
Intermountain Power Agcy., Subordinated Power Supply, Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	1,000	1,117
Intermountain Power Agcy., Subordinated Power Supply, Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	3,000	3,372
Intermountain Power Agcy., Subordinated Power Supply, Rev. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,407
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2005, 5.125% 2030	1,740	1,529
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,460	1,342
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2026	1,875	1,684
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2027	1,000	890
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.25% 2011	5,000	5,497
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.00% 2012	8,130	8,821
Salt Lake County, Sales Tax Rev. Bonds, Series 2005, 5.00% 2015	2,775	3,206
		32,865

VIRGINIA — 0.52%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	3,500	3,858
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
Series 1999-A, 7.50% 2029 (preref. 2009)	11,500	11,798
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,500	1,225
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.875% 2036	5,500	4,132
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, 5.00% 2011	1,300	1,389
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-A, 6.85% 2019	106	107
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	831	718
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026	2,375	1,954
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project),
Series 2004-B, 7.00% 2028	2,000	2,025
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
Series 1998, National insured, 5.00% 2010	1,000	1,010
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,950	2,940
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	1,856	1,673
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	2,000	2,153
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	5,000	5,444
Small Business Fncg. Auth., Hampton University Proton Therapy Institute, Rev. Bonds, 9.00% 2039	2,400	2,396
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	820	862
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2008, 5.00% 2040	2,000	2,080
		45,764

VIRGIN ISLANDS — 0.07%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series A, 6.75% 2019	1,250	1,326
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series A, 6.625% 2029	5,000	5,113
		6,439

WASHINGTON — 5.14%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC-National insured, 5.25% 2021	5,500	6,390
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC-National insured, 4.75% 2028	21,940	21,975
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2007-A, 5.00% 2034	20,000	20,415
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2007-A, 5.00% 2036	10,000	10,181
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
Series 2001-C, FGIC-National insured, 0% 2016	2,500	1,964
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.00% 2018	3,670	4,007
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.00% 2019	2,870	3,103
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2008-C, 5.25% 2023	5,345	5,890
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2020	16,000	17,416
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2023	10,000	10,669
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.375% 2013	3,000	3,240
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015	3,000	3,479
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	10,000	11,343
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2016	10,000	11,170
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	2,000	2,271
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2005-A, 5.00% 2014	5,000	5,641
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, National insured, 5.50% 2016	5,000	5,493
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2013	2,000	2,271
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014	2,000	2,299
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2016	7,000	7,672
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2001-A, FSA insured, 5.50% 2017	5,000	5,359
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, National insured, 5.00% 2013	1,445	1,578
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	6,619
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.00% 2027	4,000	4,033
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.25% 2029	2,500	2,540
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.50% 2039	6,500	6,564
G.O. Bonds, Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017	5,000	5,370
G.O. Bonds, Series 2003-A, 5.00% 2013	1,260	1,380
Various Purpose G.O. Bonds, Series 2001-C, 5.00% 2010	7,310	7,423
Various Purpose G.O. Bonds, Series 2007-F, 4.50% 2022	10,300	10,899
Various Purpose G.O. Bonds, Series 2009-A, 5.00% 2022	5,000	5,537
Various Purpose G.O. Bonds, Series 2009-C, 5.00% 2029	10,340	11,002
Various Purpose G.O. Bonds, Series 2009-C, 5.00% 2034	4,725	4,927
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2018	10,000	11,020
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2020	3,000	3,255
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	5,000	5,739
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2005-B, 5.00% 2028	5,000	5,338
Public Utility Dist. No. 2 of Grant County, Priest Rapids Hydroelectric Dev. Rev. and Ref. Bonds,
Series 2005-A, FGIC-National insured, 5.00% 2018	1,725	1,884
Public Utility Dist. No. 1 of Grays Harbor County, Electric Rev. and Ref. Bonds,
Series 2006, FGIC-National insured, 5.00% 2018	1,000	1,082
Public Utility Dist. No. 1 of Grays Harbor County, Electric Rev. and Ref. Bonds,
Series 2006, FGIC-National insured, 5.00% 2019	2,000	2,142
Health Care Facs. Auth., Rev. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.375% 2031	6,000	6,040
Health Care Facs. Auth., Rev. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.50% 2035	5,000	5,035
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
Series 2001, AMBAC insured, 5.375% 2012	1,500	1,553
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2023	1,000	929
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2024	2,805	2,548
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2025	2,000	1,808
Health Care Facs. Auth., Rev. Bonds (Kadlec Medical Center), Series 2006-A, ASSURED GUARANTY insured, 5.00% 2021	3,025	3,152
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, National insured, 5.50% 2011	6,565	7,000
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, National insured, 5.625% 2014	3,000	3,168
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, National insured, 5.625% 2015	8,635	9,038
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	16,839
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.25% 2017	750	632
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.625% 2027	2,000	1,481
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.625% 2038	3,565	2,350
King County, Limited Tax G.O. Bonds, Series 2007-E, 5.00% 2027	6,045	6,488
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012	1,535	1,741
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	870	988
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	325	369
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	270	306
King County, Sewer Rev. Ref. Bonds, Series 2001, FGIC-National insured, 5.25% 2015	2,000	2,142
King County, Sewer Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.50% 2015	4,500	4,904
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2017	3,700	4,169
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2018	4,920	5,475
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2019	3,685	4,060
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2022	5,995	6,461
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A, FSA insured, 5.00% 2013	2,000	2,266
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A, FSA insured, 5.00% 2020	2,295	2,497
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-A, National insured, 0% 2013	4,000	3,604
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2013	3,835	4,092
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2014	4,040	4,303
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.25% 2015	4,255	4,560
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2016	4,485	4,814
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2017	4,440	4,765
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2018	2,000	2,128
City of Seattle, Limited Tax G.O. Improvement and Ref. Bonds, Series 2005, 5.00% 2016	5,755	6,514
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,000	1,142
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	2,000	2,120
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2016	5,000	5,261
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2008, 5.00% 2027	7,195	7,710
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2008, 5.00% 2029	5,000	5,292
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2016	3,080	3,468
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2018	7,920	8,904
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2019	3,630	4,063
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2028	10,425	10,973
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2019	5,000	5,446
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,
Series 2002-B, FSA insured, 5.25% 2012	2,250	2,519
		455,697

WEST VIRGINIA — 0.17%
County Commission of Ohio County, Tax-Exempt Commercial Dev. Improvement and Rev. Ref. Bonds
(Wheeling Jesuit University, Inc. Project), Series 2006-A, 5.50% 2036	4,000	2,844
Ohio County Building Commission, Tax-Exempt Rev. Ref. Bonds (Wheeling Jesuit University, Inc. Project),
Series 2006-B, 5.25% 2015	965	882
County Commission of Pleasants County, Pollution Control Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Pleasants Station Project), Series 2007-F, 5.25% 2037	12,500	11,311
		15,037

WISCONSIN — 1.63%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012 (escrowed to maturity)	2,000	2,217
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	17,180	18,846
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2027	7,245	7,736
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2028	2,620	2,786
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010	3,225	3,408
General Fund Annual Appropriation Bonds, Series 2009-A, 5.00% 2022	5,000	5,511
General Fund Annual Appropriation Bonds, Series 2009-A, 5.75% 2033	5,000	5,465
General Fund Annual Appropriation Bonds, Series 2009-A, 6.00% 2036	37,260	41,414
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 1998, AMBAC insured, 5.625% 2015	1,130	1,263
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2022	3,645	3,836
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2023	3,990	4,176
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2024	3,360	3,509
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2014	90	98
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2015	100	109
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2014 (preref. 2011)	910	1,005
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2015 (preref. 2011)	1,000	1,104
Health and Educational Facs. Auth., Rev. Bonds (Monroe Clinic, Inc.), Series 1998, 4.80% 2010	1,110	1,121
Health and Educational Facs. Auth., Rev. Bonds (Monroe Clinic, Inc.), Series 1998, 4.90% 2011	1,165	1,178
Health and Educational Facs. Auth., Rev. Bonds (Monroe Clinic, Inc.), Series 1999, 5.125% 2016	1,000	1,009
Health and Educational Facs. Auth., Rev. Bonds (Monroe Clinic, Inc.), Series 1999, 5.375% 2022	2,000	2,008
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2019	47,500	7,153
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2022	11,855	10,803
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.), Series 2006, 5.00% 2026	2,250	1,992
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project),
Series 1991-E, FGIC-National insured, 6.90% 2021	6,000	7,564
Transportation Rev. Bonds, Series 2008-A, 5.00% 2021	3,000	3,312
Village of Weston, Pollution Control Rev. Ref. Bonds (Wisconsin Public Service Corp. Projects), Series 2006, 3.95% 2013	5,900	6,203
		144,826

Total bonds & notes (cost: $8,402,375,000)		8,285,749

Short-term securities — 6.61%

State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project),
Series 1993-A, 0.07% 2033[1]	$2,400	$2,400
State of Arizona, Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 0.33% 9/2/2009	3,000	3,000
State of Arizona, Salt River Project Agricultural Improvement & Power Dist., Series-B, TECP, 0.33% 10/7/2009	6,600	6,600
State of Arizona, Salt River Project Agricultural Improvement & Power Dist., Series-C, TECP, 0.33% 10/5/2009	1,000	1,000
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2004-C, 0.30% 2029[1]	2,985	2,985
City of Riverside, California, Ref. Electric Rev. Bonds, Series 2008-C, 0.23% 2035[1]	12,000	12,000
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series F, 0.10% 2026[1]	6,700	6,700
State of California, Orange County Sanitation Dist., Ref. Certs. of Part., Series 2000-A, 0.18% 2029[1]	3,160	3,160
State of California, Orange County Sanitation Dist., Ref. Certs. of Part., Series 2000-B, 0.18% 2030[1]	3,800	3,800
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-5, 0.18% 2038[1]	3,000	3,000
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-4, 0.18% 2034[1]	2,300	2,300
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-1, 0.18% 2036[1]	3,100	3,100
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-9, 0.14% 2036[1]	1,000	1,000
Colorado Educational and Cultural Facs. Auth., Rev. Bonds (National Jewish Federation Bond Program),
Series A-1, 0.18% 2033[1]	3,200	3,200
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds
(National Jewish Federation Bond Program), 0.18% 2035[1]	915	915
Colorado Health Facs. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2002, 0.30% 2032[1]	4,800	4,800
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2009-A, 2.00% 6/25/2010	10,000	10,129
State of Connecticut Health and Educational Facs. Auth., Rev. Bonds (Yale-New Haven Hospital Issue),
Series K-2, 0.17% 2025[1]	5,000	5,000
State of Connecticut, Health and Educational Facs. Auth. Rev. Bonds (Yale University Issue),
Series S-1, TECP, 0.30% 11/2/2009	2,335	2,334
State of Connecticut, Health and Educational Facs. Auth. Rev. Bonds (Yale University Issue),
Series S-2, TECP, 0.30% 9/3/2009	4,000	4,000
State of Florida, Broward County Educational Facs. Auth., Educational Facs. Rev. Bonds
(Nova Southeastern University Project), Series 2004-C, 0.12% 2024[1]	1,100	1,100
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2000-B, 0.45% 10/7/2009	7,000	7,000
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2004, 0.13% 2034[1]	2,500	2,500
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2007-B, 0.20% 2033[1]	3,600	3,600
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Refunding),
Series 2007-C, 0.14% 2027[1]	3,765	3,765
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2003-C, 0.20% 2033[1]	2,000	2,000
State of Florida, Lee Memorial Health System, Hospital Rev. Bonds, Series 2009-B, 0.13% 2033[1]	1,800	1,800
State of Florida, Orange County Educational Facs. Auth., Educational Facs. Rev. Bonds (Rollins College Project),
Series 2001, 0.12% 2031[1]	1,900	1,900
School Board of Orange County, Florida, Certs. of Part., Series 2008-E, 0.20% 2022[1]	5,975	5,975
State of Idaho, Tax Anticipation Notes, Series 2009, 2.50% 6/30/2010	40,000	40,708
City of Chicago, Illinois, G.O. Demad Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 0.22% 2037[1]	2,800	2,800
County of Trimble, Kentucky, Association of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2008-A, 0.13% 2038[1]	1,500	1,500
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds (Northeastern University Issue),
Series 2008-Q, 0.12% 2035[1]	4,100	4,100
Massachusetts School Building Auth., Series 2006-A, TECP, 0.27% 10/9/2009	15,050	15,050
State of Maryland, Health and Educational Facs. Auth., Rev. Notes (John Hopkins University Issue),
Series-A, 0.30% 9/3/2009	2,000	2,000
Maryland Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2008-G, 0.20% 2023[1]	905	905
Michigan Higher Education Facs. Auth., Demand Limited Obligation Rev. and Rev. Ref. Bonds
(University of Detroit Mercy Project), Series 2007, 0.18% 2036[1]	1,600	1,600
Board of Trustees of Michigan State University, Series 2008-A, TECP, 0.25% 9/2/2009	6,000	6,000
Michigan Municipal Bond Auth., State Aid Rev. Notes (School Dist. of the City of Detroit),
Series 2009-B, 6.00% 1/20/2010	5,000	5,037
City of Minneapolis, Minnesota, G.O. Judgement Bonds, Series 2000, 0.28% 2018[1]	8,000	8,000
City of Minneapolis, Minnesota, G.O. Library Bonds, Series 2003, 0.28% 2032[1]	5,100	5,100
City of Rochester, Minnesota, Health Care Facs. Rev. Bonds (Mayo Foundation),
Series 2001-D, TECP, 0.35% 10/14/2009	2,000	2,000
City of Rochester, Minnesota, Health Care Facs. Rev. Bonds (Mayo Foundation), Series 2002-C, 0.20% 2032[1]	11,000	11,000
City of Rochester, Minnesota, Health Care Facs. Rev. Bonds (Mayo Foundation),
Series 2008-C, TECP, 0.25% 10/19/2009	10,000	10,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University),
Series 2003-B, 0.16% 2033[1]	6,000	6,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University),
Series 2004-A, 0.12% 2034[1]	4,595	4,595
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Saint Louis University),
Series 2008-B-2, 0.15% 2035[1]	3,600	3,600
North Carolina Capital Facs. Fin. Agcy., Duke University Issue, Series A-2, TECP, 0.30% 9/15/2009	1,171	1,171
North Carolina Capital Facs. Fin. Agcy., Educational Facs. Rev. Bonds (Pfeiffer University), Series 2006, 0.33% 2026[1]	1,345	1,345
State of Nebraska, Omaha Public Power Dist., TECP, 0.30% 9/3/2009	4,300	4,300
State of Nebraska, Omaha Public Power Dist., TECP, 0.30% 10/9/2009	6,800	6,800
New Hampshire Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2002, 0.15% 2032[1]	1,400	1,400
New Hampshire Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-A, 0.13% 2031[1]	795	795
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2010-B, 2.50% 6/24/2010	50,000	50,818
Clark County, Nevada, G.O. (Limited Tax) Bond Bank Notes, Series 2008-B, TECP, 0.30% 9/2/2009	1,100	1,100
Tompkins County, New York, Industrial Dev. Agcy., Demand Civic Fac. Rev. Bonds (Cornell University Project),
Series 2002-A, 0.12% 2030[1]	9,000	9,000
State of New York, City of New York, G.O. Bonds, Fiscal 1994 Series A, Subseries A-7, 0.12% 2021[1]	1,225	1,225
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal Series 2003-C, Subseries C-5, 0.40% 2031[1]	1,600	1,600
New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.11% 2022[1]	2,830	2,830
New York City Transitional Fin. Auth., State of New York, Future Tax Secured Bonds, Fiscal
Series 1999-A, Subseries A-1, 0.18% 2022[1]	2,500	2,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2001-A, 0.18% 2030[1]	2,000	2,000
Kent State University, General Receipts Bonds (State University of Ohio), Series 2008-B, 0.25% 2032[1]	7,000	7,000
County of Cuyahoga, Ohio, Hospital Improvement Rev. Bonds,
Series 1985 (University Hospitals of Cleveland Project), 0.13% 2016[1]	1,000	1,000
State of Oregon, G.O. Veteran’s Welfare Bonds, Series 83, 0.35% 2039[1]	7,000	7,000
State of Oregon, G.O. Veterans’ Welfare Bonds, Series 84, 0.35% 2040[1]	7,400	7,400
State of Oregon, G.O. Veteran’s Welfare Bonds, Series 85, 0.13% 2041[1]	2,400	2,400
State of Oregon, G.O. Veterans’ Welfare Demand Bonds, Series 73-E, 0.16% 2016[1]	11,125	11,125
State of Rhode Island, Health and Educational Building Corp., Educational Institution Rev. Bonds
(Portsmouth Abbey School Issue), Series 2001, 0.14% 2031[1]	2,000	2,000
State of Rhode Island and Providence Plantations, G.O. Tax Anticipation Notes, 2.50% 6/30/2010	15,000	15,248
Charleston County, South Carolina, Hospital Rev. Bonds (CareAlliance Health Services d/b/a Roper St. Francis Healthcare),
Series 2006, 0.19% 2030[1]	1,500	1,500
South Carolina Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 0.28% 9/10/2009	1,900	1,900
Public Building Auth. of the City of Clarksville, Tennessee, Fncg. Rev. Bonds (City of Morristown Loans),
Series 2008, 0.14% 2035[1]	1,425	1,425
Industrial Dev. Board of Metropolitan Government of Nashville and Davidson County, Tennessee, Rev. Bonds
(YMCA Projects), Series 1998, 0.33% 2018[1]	3,470	3,470
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 1997, 0.33% 2027[1]	1,430	1,430
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2001, 0.14% 2031[1]	4,080	4,080
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2003, 0.14% 2033[1]	3,665	3,665
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, 0.14% 2034[1]	1,760	1,760
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2005, 0.14% 2035[1]	6,130	6,130
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2004, 0.14% 2034[1]	1,050	1,050
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2006, 0.14% 2036[1]	1,300	1,300
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2008, 0.14% 2038[1]	8,300	8,300
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-A, 0.13% 2041[1]	4,210	4,210
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-B, 0.13% 2041[1]	2,325	2,325
Harris County, Texas, Tax Anticipation Notes, Series 2009, 2.00% 2/25/2010	10,000	10,083
Harris County, Texas, Unlimited Notes, Series C, TECP, 0.30% 9/8/2009	7,000	7,000
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 6/30/2010	10,000	10,176
City of San Antonio, Texas, Education Facs. Corp., Demand Rev. Bonds (University of the Incarnate Word Project),
Series 2007, 0.25% 2027[1]	4,000	4,000
City of San Antonio, Texas, Water System Notes, Series A, TECP, 0.30% 9/3/2009	20,000	20,000
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2008-A, 0.17% 2037[1]	1,000	1,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 8/31/2010	50,000	51,046
Utah Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP, 0.35% 9/1/2009	9,050	9,050
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue),
Series 2003-B, 0.18% 2038[1]	5,500	5,500
Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-C, 0.20% 2026[1]	1,000	1,000
Virginia Public Building Auth., Public Facs. Rev. Bonds, Series 2005-D, 0.40% 2025[1]	5,000	5,000
State of Wisconsin, Operating Notes of 2009, 2.50% 6/15/2010	25,000	25,397
Wisconsin G.O. Notes, Series 2005-A, TECP, 0.30% 9/8/2009	4,700	4,700
Wisconsin G.O. Notes, Series 2005-A, TECP, 0.25% 9/9/2009	5,500	5,500
Wisconsin G.O. Notes, Series 2006-A, TECP, 0.30% 9/9/2009	2,724	2,724

Total short-term securities (cost: $585,754,000)		585,836

Total investment securities (cost: $8,988,129,000)		8,871,585
Other assets less liabilities		(6,707)

Net assets		$8,864,878

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $31,400,000, which represented .35% of the net assets of the fund.

[3]	Scheduled interest and/or principal payment was not received.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/18/2008 at a cost of $15,000,000) may be subject to legal or contractual restrictions on resale.

[5]	Step bond; coupon rate will increase at a later date.

Key to abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-919-1009O-S21458

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholders of
The Tax-Exempt Bond Fund of America, Inc.:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Tax-Exempt Bond Fund of America, Inc. (the "Fund") as of August 31, 2009, and for the year then ended and have issued our unqualified report thereon dated October 13, 2009 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the “Portfolio”) as of August 31, 2009 appearing in Item 6 of this Form N-CSR. The Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on the Portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
October 13, 2009

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA, INC.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: October 30, 2009

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: October 30, 2009